Schedule of Investments
(unaudited)
June 30, 2023
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.9%
AerSale Corp.
(a)
.................... 60,316 $ 886,645
Archer Aviation, Inc., Class A
(a)(b)
......... 358,187 1,475,730
Astronics Corp.
(a)(b)
.................. 61,081 1,213,069
Byrna Technologies, Inc.
(a)
............. 40,160 201,202
Cadre Holdings, Inc. ................. 45,726 996,827
CPI Aerostructures, Inc.
(a)
............. 24,593 95,667
Ducommun, Inc.
(a)
.................. 26,243 1,143,408
Innovative Solutions and Support, Inc.
(a)
.... 25,764 184,728
National Presto Industries, Inc. .......... 12,104 886,013
Park Aerospace Corp. ................ 46,085 635,973
Redwire Corp.
(a)(b)
................... 19,029 48,524
Terran Orbital Corp.
(a)(b)
............... 198,133 297,199
VirTra, Inc.
(a)
...................... 24,386 185,577
8,250,562
Air Freight & Logistics — 0.1%
(a)
Air T, Inc.
(b)
....................... 2,517 63,177
Radiant Logistics, Inc. ............... 85,929 577,443
640,620
Automobile Components — 0.9%
(a)
Cooper-Standard Holdings, Inc.
(b)
........ 35,777 510,180
Holley, Inc. ....................... 123,207 503,916
Modine Manufacturing Co.
(b)
........... 120,402 3,975,674
Motorcar Parts of America, Inc. ......... 44,305 342,921
Solid Power, Inc., Class A ............. 365,285 927,824
Stoneridge, Inc. .................... 61,895 1,166,721
Strattec Security Corp.
(b)
.............. 8,949 162,872
Superior Industries International, Inc. ..... 50,963 183,467
Sypris Solutions, Inc. ................ 27,401 55,898
7,829,473
Automobiles — 0.0%
(a)
Envirotech Vehicles, Inc. .............. 22,333 46,899
Volcon, Inc.
(b)
..................... 27,710 15,786
Workhorse Group, Inc.
(b)
.............. 390,394 340,268
402,953
Banks — 13.1%
1895 Bancorp of Wisconsin, Inc.
(a)(b)
...... 13,418 100,501
ACNB Corp. ...................... 19,511 647,180
Affinity Bancshares, Inc.
(a)
............. 11,027 129,567
Amalgamated Financial Corp. .......... 41,998 675,748
Amerant Bancorp, Inc., Class A ......... 60,710 1,043,605
American National Bankshares, Inc. ...... 24,204 701,432
AmeriServ Financial, Inc. ............. 35,446 90,033
Ames National Corp.
(b)
............... 20,643 372,193
Arrow Financial Corp. ................ 33,868 682,101
Auburn National BanCorp, Inc. .......... 5,394 115,647
Bank First Corp. ................... 21,910 1,822,912
Bank of Marin Bancorp ............... 37,023 654,196
Bank of South Carolina Corp. ........... 8,780 121,164
Bank of the James Financial Group, Inc. ... 8,825 81,896
Bank7 Corp. ...................... 8,939 219,274
BankFinancial Corp. ................. 26,581 217,433
Bankwell Financial Group, Inc. .......... 14,103 343,831
Bar Harbor Bankshares .............. 35,116 865,258
BayCom Corp. .................... 27,716 462,303
Bayfirst Financial Corp. ............... 7,723 104,260
BCB Bancorp, Inc. .................. 35,694 419,048
Blue Foundry Bancorp
(a)(b)
............. 58,126 587,654
Blue Ridge Bankshares, Inc. ........... 41,164 364,301
Bogota Financial Corp.
(a)(b)
............. 10,721 87,483
Bridgewater Bancshares, Inc.
(a)(b)
........ 48,089 473,677
Broadway Financial Corp.
(a)(b)
........... 89,122 86,448
Security
Shares
Shares Value
Banks (continued)
Burke & Herbert Financial Services Corp., NVS 15,117 $ 970,511
Business First Bancshares, Inc. ......... 56,427 850,355
Byline Bancorp, Inc. ................. 58,397 1,056,402
C&F Financial Corp. ................. 7,710 414,027
California Bancorp
(a)
................. 18,054 270,810
Cambridge Bancorp ................. 17,856 969,759
Camden National Corp. .............. 33,707 1,043,906
Capital Bancorp, Inc. ................ 22,597 409,006
Capital City Bank Group, Inc. ........... 31,054 951,495
Capstar Financial Holdings, Inc. ......... 46,199 566,862
Carter Bankshares, Inc.
(a)(b)
............ 55,607 822,428
Catalyst Bancorp, Inc.
(a)(b)
............. 10,676 117,756
CB Financial Services, Inc. ............ 10,897 221,427
Central Pacific Financial Corp. .......... 55,563 872,895
Central Valley Community Bancorp ....... 23,437 362,102
CF Bankshares, Inc.
(b)
................ 10,228 155,466
CFSB Bancorp, Inc.
(a)(b)
............... 5,713 45,590
Chemung Financial Corp. ............. 8,337 320,224
ChoiceOne Financial Services, Inc.
(b)
...... 16,405 377,315
Citizens & Northern Corp. ............. 35,557 686,250
Citizens Community Bancorp, Inc. ....... 23,429 207,347
Citizens Financial Services, Inc.
(b)
........ 10,212 760,488
Citizens Holding Co.
(b)
................ 9,979 121,744
Civista Bancshares, Inc. .............. 36,285 631,359
CNB Financial Corp. ................. 48,830 861,849
Coastal Financial Corp.
(a)
............. 25,355 954,616
Codorus Valley Bancorp, Inc. ........... 22,567 442,539
Colony Bankcorp, Inc. ............... 39,290 370,112
Community Financial Corp. (The)
(b)
....... 12,152 329,198
Community Trust Bancorp, Inc. ......... 36,620 1,302,573
Community West Bancshares .......... 17,136 210,087
ConnectOne Bancorp, Inc. ............ 87,003 1,443,380
CrossFirst Bankshares, Inc.
(a)(b)
......... 104,293 1,042,930
Cullman Bancorp, Inc.
(b)
.............. 11,698 124,701
Dime Community Bancshares, Inc. ....... 81,540 1,437,550
Eagle Bancorp Montana, Inc. ........... 17,464 231,049
ECB Bancorp, Inc.
(a)(b)
................ 19,435 254,210
Enterprise Bancorp, Inc. .............. 22,500 651,150
Equity Bancshares, Inc., Class A
(b)
....... 35,083 799,191
Esquire Financial Holdings, Inc. ......... 16,174 739,799
ESSA Bancorp, Inc. ................. 20,485 306,251
Evans Bancorp, Inc. ................. 12,413 309,456
Farmers & Merchants Bancorp, Inc. ...... 31,725 714,130
Farmers National Banc Corp. ........... 86,406 1,068,842
Fidelity D&D Bancorp, Inc.
(b)
........... 10,930 531,089
Financial Institutions, Inc. ............. 35,387 556,991
Finward Bancorp
(b)
.................. 8,768 199,910
Finwise Bancorp
(a)(b)
................. 23,571 210,960
First Bancorp, Inc. (The) .............. 23,211 564,956
First Bancshares, Inc. (The) ............ 71,026 1,835,312
First Bank ........................ 37,700 391,326
First Business Financial Services, Inc. ..... 18,482 545,034
First Capital, Inc. ................... 7,647 236,445
First Community Bankshares, Inc. ....... 41,361 1,229,663
First Community Corp.
(b)
.............. 17,318 300,640
First Financial Corp. ................. 27,851 904,322
First Financial Northwest, Inc. .......... 16,443 186,957
First Foundation, Inc. ................ 120,026 476,503
First Guaranty Bancshares, Inc. ......... 14,635 164,644
First Internet Bancorp ................ 19,920 295,812
First Mid Bancshares, Inc. ............. 45,261 1,092,601
First National Corp. ................. 12,437 206,579
First Northwest Bancorp .............. 18,303 208,288
First of Long Island Corp. (The) ......... 50,542 607,515
First Savings Financial Group, Inc. ....... 13,133 173,356

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
First Seacoast Bancorp ............... 11,433 $ 94,437
First United Corp. .................. 14,747 210,292
First US Bancshares, Inc. ............. 12,337 105,235
First Western Financial, Inc.
(a)
.......... 18,871 351,001
Five Star Bancorp .................. 29,909 669,064
Flushing Financial Corp. .............. 66,151 812,996
FNCB Bancorp, Inc. ................. 38,322 227,249
Franklin Financial Services Corp. ........ 9,841 272,989
FS Bancorp, Inc. ................... 15,578 468,430
FVCBankcorp, Inc.
(a)(b)
............... 37,316 401,893
German American Bancorp, Inc. ......... 66,367 1,803,855
Glen Burnie Bancorp ................ 1,401 10,914
Great Southern Bancorp, Inc. ........... 21,359 1,083,542
Greene County Bancorp, Inc. ........... 16,337 486,843
Guaranty Bancshares, Inc. ............ 19,937 539,894
Hanmi Financial Corp. ............... 62,121 927,466
Hanover Bancorp, Inc.
(b)
.............. 11,467 206,177
HarborOne Bancorp, Inc. ............. 98,232 852,654
Hawthorn Bancshares, Inc. ............ 14,640 262,788
HBT Financial, Inc. .................. 31,893 588,107
Heritage Commerce Corp. ............. 139,574 1,155,673
Hingham Institution for Savings (The) ..... 3,498 745,704
HMN Financial, Inc. ................. 8,626 161,651
Home Bancorp, Inc. ................. 17,075 567,061
Home Federal Bancorp, Inc. of Louisiana ... 5,338 78,362
HomeStreet, Inc. ................... 42,494 251,564
HomeTrust Bancshares, Inc. ........... 36,509 762,673
Horizon Bancorp, Inc. ................ 101,420 1,055,782
IF Bancorp, Inc. .................... 3,008 43,435
Independent Bank Corp. .............. 47,102 798,850
Investar Holding Corp. ............... 22,093 267,546
John Marshall Bancorp, Inc. ........... 29,451 591,671
Kentucky First Federal Bancorp ......... 7,137 44,321
Lake Shore Bancorp, Inc. ............. 3,998 44,258
Lakeland Bancorp, Inc. ............... 146,688 1,964,152
Landmark Bancorp, Inc. .............. 10,292 224,366
LCNB Corp. ...................... 24,972 368,587
LINKBANCORP, Inc. ................ 20,398 122,388
Luther Burbank Corp. ................ 27,406 244,461
Macatawa Bank Corp. ............... 62,099 576,279
Magyar Bancorp, Inc. ................ 13,365 138,461
MainStreet Bancshares, Inc.
(b)
.......... 16,371 370,967
Malvern Bancorp, Inc.
(a)(b)
............. 16,298 256,693
Mercantile Bank Corp. ............... 36,963 1,020,918
Meridian Corp. .................... 21,854 214,169
Metrocity Bankshares, Inc. ............ 42,972 768,769
Metropolitan Bank Holding Corp.
(a)
....... 24,507 851,128
Mid Penn Bancorp, Inc. ............... 33,421 737,936
Middlefield Banc Corp.
(b)
.............. 18,655 499,954
Midland States Bancorp, Inc. ........... 49,639 988,312
Mid-Southern Bancorp, Inc. ............ 5,832 75,816
MidWestOne Financial Group, Inc. ....... 33,648 719,058
MVB Financial Corp. ................ 26,634 561,445
National Bankshares, Inc. ............. 13,603 397,072
Nicolet Bankshares, Inc.
(b)
............. 30,090 2,043,412
Northeast Bank
(b)
................... 18,188 757,894
Northeast Community Bancorp, Inc. ...... 32,017 476,413
Northfield Bancorp, Inc. .............. 88,595 972,773
Northrim BanCorp, Inc. ............... 12,865 505,980
Norwood Financial Corp. .............. 17,312 511,223
NSTS Bancorp, Inc.
(a)(b)
............... 10,077 94,321
Oak Valley Bancorp
(b)
................ 15,864 399,614
Oconee Federal Financial Corp. ......... 2,551 36,352
Ohio Valley Banc Corp. ............... 10,089 247,180
Old Point Financial Corp. ............. 8,335 144,529
Security
Shares
Shares Value
Banks (continued)
Old Second Bancorp, Inc. ............. 101,735 $ 1,328,659
OP Bancorp ...................... 28,345 238,948
Orange County Bancorp, Inc.
(b)
.......... 11,958 442,446
Origin Bancorp, Inc. ................. 68,350 2,002,655
Orrstown Financial Services, Inc. ........ 24,107 461,649
Parke Bancorp, Inc. ................. 24,810 421,522
Partners Bancorp ................... 23,484 145,366
Pathfinder Bancorp, Inc. .............. 7,653 106,683
Patriot National Bancorp, Inc.
(a)
......... 5,497 46,999
PB Bankshares, Inc.
(a)(b)
.............. 5,720 78,478
PCB Bancorp ..................... 25,932 381,460
Peapack-Gladstone Financial Corp. ...... 40,223 1,089,239
Penns Woods Bancorp, Inc.
(b)
.......... 16,160 404,485
Peoples Bancorp of North Carolina, Inc. ... 11,092 202,207
Peoples Bancorp, Inc. ............... 79,594 2,113,221
Peoples Financial Services Corp. ........ 16,408 718,506
Pioneer Bancorp, Inc.
(a)
............... 27,288 244,228
Plumas Bancorp
(b)
.................. 12,852 458,688
Ponce Financial Group, Inc.
(a)(b)
......... 47,823 415,582
Preferred Bank .................... 22,900 1,259,271
Premier Financial Corp. .............. 83,014 1,329,884
Primis Financial Corp. ................ 47,839 402,804
Princeton Bancorp, Inc. ............... 11,997 327,758
Provident Bancorp, Inc. ............... 39,360 325,901
Provident Financial Holdings, Inc. ........ 13,444 173,696
QCR Holdings, Inc. ................. 38,723 1,588,805
RBB Bancorp ..................... 39,352 469,863
Red River Bancshares, Inc. ............ 11,252 552,923
Republic Bancorp, Inc., Class A ......... 20,249 860,582
Republic First Bancorp, Inc.
(a)
........... 146,753 132,078
Rhinebeck Bancorp, Inc.
(a)(b)
............ 10,178 69,210
Richmond Mutual BanCorp, Inc. ......... 23,848 263,282
Riverview Bancorp, Inc. .............. 47,260 238,190
Salisbury Bancorp, Inc. ............... 12,524 296,694
SB Financial Group, Inc. .............. 15,007 189,989
Shore Bancshares, Inc. ............... 42,395 490,086
Sierra Bancorp .................... 32,779 556,260
SmartFinancial, Inc. ................. 37,239 801,011
Sound Financial Bancorp, Inc. .......... 5,144 183,795
South Plains Financial, Inc. ............ 28,393 639,126
Southern First Bancshares, Inc.
(a)
........ 18,087 447,653
Southern Missouri Bancorp, Inc. ......... 20,157 775,037
Southern States Bancshares, Inc.
(b)
....... 17,552 370,347
Stellar Bancorp, Inc. ................. 113,798 2,604,836
Sterling Bancorp, Inc.
(a)
............... 49,096 268,555
Summit Financial Group, Inc. ........... 26,491 547,304
Summit State Bank ................. 12,432 187,847
TC Bancshares, Inc.
(b)
................ 10,123 144,759
Territorial Bancorp, Inc. ............... 17,705 217,417
Texas Community Bancshares, Inc.
(b)
..... 5,953 72,269
Third Coast Bancshares, Inc.
(a)
.......... 30,109 477,830
Timberland Bancorp, Inc. ............. 18,066 462,128
TrustCo Bank Corp. ................. 39,383 1,126,748
Union Bankshares, Inc.
(b)
.............. 9,137 209,740
United Bancorp, Inc. ................. 11,452 136,737
United Security Bancshares ............ 33,525 223,276
Unity Bancorp, Inc. .................. 17,569 414,453
Univest Financial Corp. ............... 68,065 1,230,615
USCB Financial Holdings, Inc., Class A
(a)(b)
.. 24,676 251,695
Village Bank and Trust Financial Corp. .... 1,407 61,204
Virginia National Bankshares Corp.
(b)
...... 11,184 359,566
Washington Trust Bancorp, Inc. ......... 39,875 1,069,049
West BanCorp, Inc. ................. 38,065 700,777
Western New England Bancorp, Inc. ...... 46,931 274,077

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
William Penn Bancorp
(b)
.............. 28,648 $ 290,777
118,799,109
Beverages — 0.3%
(a)
Splash Beverage Group, Inc.
(b)
.......... 80,311 89,948
Vintage Wine Estates, Inc. ............. 76,352 65,319
Vita Coco Co., Inc. (The) .............. 67,041 1,801,392
Willamette Valley Vineyards, Inc. ........ 10,736 61,947
Zevia PBC, Class A
(b)
................ 57,961 249,812
2,268,418
Biotechnology — 14.6%
2seventy bio, Inc.
(a)
................. 118,017 1,194,332
4D Molecular Therapeutics, Inc.
(a)
........ 73,669 1,331,199
89bio, Inc.
(a)(b)
..................... 144,575 2,739,696
Aadi Bioscience, Inc.
(a)
............... 37,763 258,299
Abeona Therapeutics, Inc.
(a)
............ 40,420 162,893
Absci Corp.
(a)
..................... 139,759 212,434
ABVC BioPharma, Inc.
(a)
.............. 5,814 2,965
Acrivon Therapeutics, Inc.
(a)(b)
........... 20,259 262,557
Actinium Pharmaceuticals, Inc.
(a)(b)
....... 60,624 449,830
Acumen Pharmaceuticals, Inc.
(a)
......... 65,208 313,650
Acurx Pharmaceuticals, Inc.
(a)
.......... 17,625 46,706
Adicet Bio, Inc.
(a)(b)
.................. 70,841 172,144
ADMA Biologics, Inc.
(a)(b)
.............. 493,270 1,820,166
Aerovate Therapeutics, Inc.
(a)
........... 23,462 402,373
Agenus, Inc.
(a)
..................... 804,854 1,287,766
Aldeyra Therapeutics, Inc.
(a)(b)
........... 109,752 920,819
Alector, Inc.
(a)(b)
.................... 149,468 898,303
Aligos Therapeutics, Inc.
(a)
............. 67,669 65,707
Allakos, Inc.
(a)(b)
.................... 154,910 675,408
Allovir, Inc.
(a)(b)
..................... 97,718 332,241
Alpine Immune Sciences, Inc.
(a)
......... 73,923 759,928
Altimmune, Inc.
(a)
................... 115,373 407,267
ALX Oncology Holdings, Inc.
(a)(b)
......... 50,602 380,021
AnaptysBio, Inc.
(a)(b)
................. 44,394 902,974
Anavex Life Sciences Corp.
(a)(b)
......... 164,858 1,340,296
Anika Therapeutics, Inc.
(a)
............. 34,197 888,438
Anixa Biosciences, Inc.
(a)(b)
............. 69,457 222,262
Annexon, Inc.
(a)
.................... 106,257 374,025
Annovis Bio, Inc.
(a)(b)
................. 14,931 213,364
Applied Therapeutics, Inc.
(a)(b)
........... 76,454 97,861
AquaBounty Technologies, Inc.
(a)
........ 3,766 1,337
Aravive, Inc.
(a)(b)
.................... 74,628 94,031
Arbutus Biopharma Corp.
(a)(b)
........... 290,646 668,486
Arcturus Therapeutics Holdings, Inc.
(a)(b)
.... 54,715 1,569,226
Armata Pharmaceuticals, Inc.
(a)
......... 22,415 25,553
ARS Pharmaceuticals, Inc.
(a)(b)
.......... 56,517 378,664
Assembly Biosciences, Inc.
(a)(b)
.......... 119,104 136,970
Astria Therapeutics, Inc.
(a)(b)
............ 59,516 495,768
Atara Biotherapeutics, Inc.
(a)(b)
.......... 222,881 358,838
Atreca, Inc., Class A
(a)(b)
............... 67,258 65,913
aTyr Pharma, Inc.
(a)
................. 123,177 266,062
Aura Biosciences, Inc.
(a)(b)
............. 63,984 790,202
Avalo Therapeutics, Inc.
(a)(b)
............ 19,737 7,011
Avid Bioservices, Inc.
(a)(b)
.............. 145,384 2,031,014
Avidity Biosciences, Inc.
(a)(b)
............ 165,582 1,836,304
Avita Medical, Inc.
(a)(b)
................ 59,197 1,006,941
Aziyo Biologics, Inc., Class A
(a)
.......... 13,267 31,310
Bellerophon Therapeutics, Inc.
(a)
......... 19,358 13,357
Beyondspring, Inc.
(a)(b)
................ 55,996 66,075
BioAtla, Inc.
(a)(b)
.................... 103,235 309,705
BioCardia, Inc.
(a)(b)
.................. 30,583 81,657
Biomea Fusion, Inc.
(a)(b)
............... 46,715 1,025,394
BioVie, Inc.
(a)(b)
..................... 7,980 34,394
Security
Shares
Shares Value
Biotechnology (continued)
Bioxcel Therapeutics, Inc.
(a)(b)
........... 44,738 $ 297,955
Black Diamond Therapeutics, Inc.
(a)(b)
..... 53,358 269,458
Bluebird Bio, Inc.
(a)(b)
................. 249,613 821,227
Bolt Biotherapeutics, Inc.
(a)(b)
........... 62,116 79,508
BrainStorm Cell Therapeutics, Inc.
(a)(b)
..... 80,124 165,055
C4 Therapeutics, Inc.
(a)
............... 106,620 293,205
Cabaletta Bio, Inc.
(a)(b)
................ 59,682 770,495
Candel Therapeutics, Inc.
(a)
............ 46,467 58,548
Capricor Therapeutics, Inc.
(a)(b)
.......... 51,238 244,918
Cardiff Oncology, Inc.
(a)
............... 92,908 136,575
CareDx, Inc.
(a)
..................... 122,326 1,039,771
Caribou Biosciences, Inc.
(a)(b)
........... 132,707 564,005
Carisma Therapeutics, Inc.
(b)
........... 62,114 544,740
Celcuity, Inc.
(a)(b)
.................... 40,775 447,710
CEL-SCI Corp.
(a)(b)
.................. 83,794 201,944
Century Therapeutics, Inc.
(a)
........... 54,462 172,100
Checkpoint Therapeutics, Inc.
(a)(b)
........ 30,240 74,693
Chimerix, Inc.
(a)
.................... 199,106 240,918
Cidara Therapeutics, Inc.
(a)(b)
........... 197,133 222,760
Clene, Inc.
(a)(b)
..................... 60,326 53,081
Cogent Biosciences, Inc.
(a)
............. 161,513 1,912,314
Coherus Biosciences, Inc.
(a)(b)
........... 179,397 766,025
Compass Therapeutics, Inc.
(a)(b)
......... 212,413 675,473
Corbus Pharmaceuticals Holdings, Inc.
(a)
... 9,069 71,101
Corvus Pharmaceuticals, Inc.
(a)(b)
........ 57,824 132,417
Coya Therapeutics, Inc.
(a)(b)
............ 6,923 28,177
Crinetics Pharmaceuticals, Inc.
(a)
........ 124,759 2,248,157
Cue Biopharma, Inc.
(a)(b)
.............. 80,551 294,011
Cullinan Oncology, Inc.
(a)
.............. 55,660 598,902
Cyteir Therapeutics, Inc.
(a)
............. 60,770 158,002
CytomX Therapeutics, Inc.
(a)(b)
.......... 155,398 267,285
Day One Biopharmaceuticals, Inc.
(a)(b)
..... 115,479 1,378,819
Decibel Therapeutics, Inc.
(a)
............ 34,624 133,302
Deciphera Pharmaceuticals, Inc.
(a)
....... 122,736 1,728,123
DermTech, Inc.
(a)(b)
.................. 69,747 181,342
Design Therapeutics, Inc.
(a)(b)
........... 76,395 481,289
DiaMedica Therapeutics, Inc.
(a)
.......... 55,522 239,855
Disc Medicine, Inc.
(a)(b)
............... 18,077 802,619
Dyadic International, Inc.
(a)(b)
........... 47,560 91,791
Dyne Therapeutics, Inc.
(a)
............. 99,913 1,124,021
Eagle Pharmaceuticals, Inc.
(a)
.......... 24,147 469,418
Eiger BioPharmaceuticals, Inc.
(a)(b)
....... 100,108 70,476
Elevation Oncology, Inc.
(a)
............. 37,809 57,470
Eliem Therapeutics, Inc.
(a)(b)
............ 13,713 38,396
Emergent BioSolutions, Inc.
(a)
.......... 119,059 875,084
Enochian Biosciences, Inc.
(a)
........... 71,392 40,451
Entrada Therapeutics, Inc.
(a)(b)
.......... 49,852 754,759
Erasca, Inc.
(a)
..................... 187,675 517,983
Eterna Therapeutics, Inc.
(a)
............ 1,195 2,653
Exagen, Inc.
(a)
..................... 22,703 65,839
Fennec Pharmaceuticals, Inc.
(a)(b)
........ 42,286 373,385
Foghorn Therapeutics, Inc.
(a)(b)
.......... 47,441 333,985
Frequency Therapeutics, Inc.
(a)
.......... 1,480 512
G1 Therapeutics, Inc.
(a)(b)
.............. 113,781 283,315
Gain Therapeutics, Inc.
(a)
.............. 25,917 116,108
Galectin Therapeutics, Inc.
(a)(b)
.......... 71,775 103,356
Galecto, Inc.
(a)
..................... 38,888 97,998
Galera Therapeutics, Inc.
(a)
............ 95,815 298,943
Gamida Cell Ltd.
(a)(b)
................. 179,296 346,041
Genelux Corp.
(a)(b)
.................. 6,453 211,142
Generation Bio Co.
(a)(b)
............... 105,691 581,301
GlycoMimetics, Inc.
(a)
................ 124,705 216,987
Gossamer Bio, Inc.
(a)
................ 183,619 220,343
Graphite Bio, Inc.
(a)(b)
................ 65,255 169,663
Greenwich Lifesciences, Inc.
(a)(b)
......... 14,675 141,540

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Gritstone bio, Inc.
(a)
................. 204,737 $ 399,237
HCW Biologics, Inc.
(a)
................ 46,305 100,482
Heron Therapeutics, Inc.
(a)(b)
............ 241,189 279,779
HilleVax, Inc.
(a)(b)
................... 49,972 859,019
Hookipa Pharma, Inc.
(a)
............... 113,876 100,211
Humacyte, Inc.
(a)
................... 142,785 408,365
Icosavax, Inc.
(a)
.................... 64,250 638,003
Ideaya Biosciences, Inc.
(a)
............. 126,937 2,983,020
IGM Biosciences, Inc.
(a)
............... 27,844 257,000
Immix Biopharma, Inc.
(a)
.............. 14,497 38,997
ImmuCell Corp.
(a)
................... 14,944 76,214
Immuneering Corp., Class A
(a)(b)
......... 47,315 479,774
Immunic, Inc.
(a)(b)
................... 62,050 155,746
ImmunoGen, Inc.
(a)(b)
................. 567,251 10,704,026
Immunome, Inc.
(a)(b)
................. 22,767 180,087
Impel Pharmaceuticals, Inc.
(a)(b)
......... 12,740 16,180
IN8bio, Inc.
(a)(b)
..................... 39,798 61,289
Inhibrx, Inc.
(a)(b)
.................... 80,407 2,087,366
Inmune Bio, Inc.
(a)(b)
................. 27,467 249,400
Inozyme Pharma, Inc.
(a)
.............. 78,758 438,682
Intercept Pharmaceuticals, Inc.
(a)(b)
....... 57,295 633,683
Invivyd, Inc.
(a)
..................... 107,182 112,541
iTeos Therapeutics, Inc.
(a)
............. 57,805 765,338
Janux Therapeutics, Inc.
(a)
............. 40,275 478,064
Jasper Therapeutics, Inc.
(a)
............ 182,807 250,446
KalVista Pharmaceuticals, Inc.
(a)(b)
........ 57,443 516,987
Karyopharm Therapeutics, Inc.
(a)(b)
....... 263,665 471,960
Kezar Life Sciences, Inc.
(a)(b)
........... 166,205 407,202
Kineta, Inc. ....................... 13,470 34,753
Kiniksa Pharmaceuticals Ltd., Class A
(a)(b)
... 73,248 1,031,332
Kinnate Biopharma, Inc.
(a)
............. 69,279 209,915
Kodiak Sciences, Inc.
(a)(b)
.............. 75,748 522,661
Kronos Bio, Inc.
(a)
................... 104,006 178,890
Lantern Pharma, Inc.
(a)(b)
.............. 15,377 86,726
Larimar Therapeutics, Inc.
(a)
............ 59,393 185,900
Lexicon Pharmaceuticals, Inc.
(a)(b)
........ 215,965 494,560
Lineage Cell Therapeutics, Inc.
(a)(b)
....... 300,832 424,173
Longeveron, Inc., Class A
(a)(b)
........... 11,338 38,322
Lumos Pharma, Inc.
(a)
................ 3,075 10,148
Lyell Immunopharma, Inc.
(a)
............ 406,923 1,294,015
MacroGenics, Inc.
(a)
................. 141,950 759,433
MAIA Biotechnology, Inc.
(a)(b)
........... 7,803 17,167
MannKind Corp.
(a)(b)
................. 600,656 2,444,670
MediciNova, Inc.
(a)
.................. 108,330 249,159
MEI Pharma, Inc.
(a)
.................. 15,540 102,253
MeiraGTx Holdings plc
(a)
.............. 75,950 510,384
Merrimack Pharmaceuticals, Inc.
(a)(b)
...... 24,440 300,612
Mersana Therapeutics, Inc.
(a)
........... 234,084 770,136
MiMedx Group, Inc.
(a)
................ 266,847 1,763,859
Mineralys Therapeutics, Inc.
(a)
.......... 32,516 554,398
MiNK Therapeutics, Inc.
(a)
............. 11,764 24,704
Mirum Pharmaceuticals, Inc.
(a)(b)
......... 62,705 1,622,178
Molecular Templates, Inc.
(a)
............ 1,600 768
Monte Rosa Therapeutics, Inc.
(a)(b)
....... 71,140 487,309
Mustang Bio, Inc.
(a)
.................. 12,901 80,115
NeuBase Therapeutics, Inc.
(a)
........... 1 2
NextCure, Inc.
(a)
.................... 54,225 97,605
Nkarta, Inc.
(a)(b)
.................... 70,048 153,405
Nurix Therapeutics, Inc.
(a)(b)
............ 110,156 1,100,458
Nuvectis Pharma, Inc.
(a)(b)
............. 15,973 255,089
Nymox Pharmaceutical Corp.
(a)
......... 23,196 4,407
Ocean Biomedical, Inc.
(a)(b)
............. 20,163 121,180
Olema Pharmaceuticals, Inc.
(a)(b)
......... 62,668 565,892
Omega Therapeutics, Inc.
(a)(b)
........... 56,753 317,817
Oncocyte Corp.
(a)
................... 3,604 829
Security
Shares
Shares Value
Biotechnology (continued)
Organogenesis Holdings, Inc., Class A
(a)
... 163,601 $ 543,155
Orgenesis, Inc.
(a)
................... 55,572 77,245
ORIC Pharmaceuticals, Inc.
(a)(b)
......... 91,057 706,602
Outlook Therapeutics, Inc.
(a)(b)
.......... 361,549 629,095
Ovid therapeutics, Inc.
(a)
.............. 139,033 456,028
Pardes Biosciences, Inc.
(a)
............. 89,951 162,811
Passage Bio, Inc.
(a)
................. 101,760 95,787
PDS Biotechnology Corp.
(a)(b)
........... 65,212 328,016
PepGen, Inc.
(a)
.................... 23,621 211,172
PharmaCyte Biotech, Inc.
(a)(b)
........... 37,730 107,908
PMV Pharmaceuticals, Inc.
(a)
........... 90,011 563,469
Point Biopharma Global, Inc.
(a)(b)
......... 211,921 1,920,004
Portage Biotech, Inc.
(a)(b)
.............. 23,344 79,836
Poseida Therapeutics, Inc.
(a)(b)
.......... 158,187 278,409
Praxis Precision Medicines, Inc.
(a)
........ 124,394 143,053
Precigen, Inc.
(a)(b)
................... 315,074 362,335
Prelude Therapeutics, Inc.
(a)(b)
.......... 23,956 107,802
Protalix BioTherapeutics, Inc.
(a)(b)
........ 130,997 261,994
Protara Therapeutics, Inc.
(a)
............ 20,113 48,070
Puma Biotechnology, Inc.
(a)
............ 81,666 288,281
Pyxis Oncology, Inc.
(a)(b)
............... 71,346 182,646
Quince Therapeutics, Inc.
(a)(b)
........... 69,194 104,137
Rallybio Corp.
(a)
.................... 71,099 402,420
RAPT Therapeutics, Inc.
(a)(b)
............ 69,329 1,296,452
Reneo Pharmaceuticals, Inc.
(a)
.......... 22,995 150,847
Replimune Group, Inc.
(a)(b)
............. 95,024 2,206,457
Rezolute, Inc.
(a)(b)
................... 67,080 132,818
Rhythm Pharmaceuticals, Inc.
(a)(b)
........ 120,256 1,983,021
Rigel Pharmaceuticals, Inc.
(a)
........... 398,985 514,691
Sangamo Therapeutics, Inc.
(a)
.......... 336,163 437,012
Savara, Inc.
(a)(b)
.................... 177,856 568,250
Scholar Rock Holding Corp.
(a)(b)
......... 66,388 500,566
Selecta Biosciences, Inc.
(a)(b)
........... 269,794 302,169
SELLAS Life Sciences Group, Inc.
(a)(b)
..... 65,376 102,640
Sensei Biotherapeutics, Inc.
(a)(b)
......... 33,985 38,743
Sera Prognostics, Inc., Class A
(a)(b)
....... 53,885 177,551
Seres Therapeutics, Inc.
(a)(b)
............ 228,668 1,095,320
Shattuck Labs, Inc.
(a)(b)
............... 79,197 247,095
Solid Biosciences, Inc.
(a)
.............. 21,709 113,755
Spero Therapeutics, Inc.
(a)
............. 97,631 141,565
Spruce Biosciences, Inc.
(a)
............. 58,449 125,665
Stoke Therapeutics, Inc.
(a)
............. 64,333 683,860
Summit Therapeutics, Inc.
(a)(b)
........... 270,002 677,705
Sutro Biopharma, Inc.
(a)
............... 140,186 651,865
Synaptogenix, Inc.
(a)
................. 1,760 1,654
Syros Pharmaceuticals, Inc.
(a)(b)
......... 45,080 142,002
Talaris Therapeutics, Inc.
(a)
............ 74,848 227,538
Tango Therapeutics, Inc.
(a)
............. 104,118 345,672
Tenaya Therapeutics, Inc.
(a)
............ 106,750 626,623
TScan Therapeutics, Inc.
(a)
............ 27,214 68,035
Tyra Biosciences, Inc.
(a)
.............. 32,607 555,297
UNITY Biotechnology, Inc.
(a)(b)
.......... 31,061 79,206
UroGen Pharma Ltd.
(a)(b)
.............. 45,601 471,970
Vanda Pharmaceuticals, Inc.
(a)
.......... 131,742 868,180
Vaxxinity, Inc., Class A
(a)(b)
............. 98,546 248,336
Vera Therapeutics, Inc., Class A
(a)(b)
....... 79,335 1,273,327
Verve Therapeutics, Inc.
(a)(b)
............ 118,744 2,226,450
Vigil Neuroscience, Inc.
(a)
............. 37,314 350,752
Vincerx Pharma, Inc.
(a)
............... 1,676 2,179
Viracta Therapeutics, Inc.
(a)(b)
........... 69,025 97,325
Viridian Therapeutics, Inc.
(a)(b)
........... 98,744 2,349,120
Vor BioPharma, Inc.
(a)(b)
............... 87,508 270,400
Voyager Therapeutics, Inc.
(a)
........... 74,797 856,426
Werewolf Therapeutics, Inc.
(a)(b)
......... 46,211 140,944
X4 Pharmaceuticals, Inc.
(a)(b)
........... 286,905 556,596

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
XBiotech, Inc.
(a)
.................... 55,789 $ 331,387
Xilio Therapeutics, Inc.
(a)(b)
............. 43,023 112,720
XOMA Corp.
(a)(b)
.................... 17,017 321,451
Y-mAbs Therapeutics, Inc.
(a)
............ 85,784 582,473
Zura Bio Ltd., Class A
(a)(b)
............. 17,677 144,951
Zymeworks, Inc.
(a)(b)
................. 125,332 1,082,868
132,335,501
Broadline Retail — 0.2%
1stdibs.com, Inc.
(a)
.................. 58,358 218,259
Big Lots, Inc. ...................... 66,483 587,045
ContextLogic, Inc., Class A
(a)(b)
.......... 51,677 340,034
Groupon, Inc.
(a)(b)
................... 50,633 299,241
1,444,579
Building Products — 0.4%
Alpha Pro Tech Ltd.
(a)
................ 25,766 102,549
Caesarstone Ltd.
(b)
.................. 53,029 277,872
Insteel Industries, Inc.
(b)
.............. 43,744 1,361,313
Molekule Group, Inc.
(a)
............... 42,133 98,591
Quanex Building Products Corp. ......... 77,048 2,068,739
3,909,064
Capital Markets — 0.9%
AlTi Global, Inc., Class A
(a)(b)
........... 49,912 382,326
Ashford, Inc.
(a)
..................... 1,815 17,642
Avantax, Inc.
(a)
..................... 92,019 2,059,385
Bakkt Holdings, Inc., Class A
(a)(b)
......... 162,677 200,093
Cohen & Co., Inc. .................. 2,207 8,938
Diamond Hill Investment Group, Inc. ...... 6,822 1,168,609
Forge Global Holdings, Inc.
(a)
........... 259,029 629,440
Greenhill & Co., Inc. ................. 28,922 423,707
Hennessy Advisors, Inc. .............. 11,808 83,601
Heritage Global, Inc.
(a)
............... 77,706 281,296
MarketWise, Inc., Class A ............. 73,599 147,198
Marygold Cos., Inc. (The)
(a)(b)
........... 35,209 38,378
Perella Weinberg Partners, Class A ....... 100,477 836,973
Safeguard Scientifics, Inc.
(a)
............ 23,429 38,658
Sculptor Capital Management, Inc., Class A . 58,330 515,054
Siebert Financial Corp.
(a)(b)
............. 32,749 81,218
Silvercrest Asset Management Group, Inc.,
Class A ....................... 22,381 453,215
Value Line, Inc. .................... 2,028 93,085
Westwood Holdings Group, Inc. ......... 19,563 242,581
7,701,397
Chemicals — 1.5%
Advanced Emissions Solutions, Inc.
(a)
..... 61,684 114,732
AdvanSix, Inc. ..................... 61,942 2,166,731
Alto Ingredients, Inc.
(a)
............... 172,027 497,158
American Vanguard Corp. ............. 63,085 1,127,329
Amyris, Inc.
(a)(b)
.................... 512,014 527,374
Aspen Aerogels, Inc.
(a)(b)
.............. 120,327 949,380
Core Molding Technologies, Inc.
(a)(b)
....... 18,124 412,321
Danimer Scientific, Inc., Class A
(a)(b)
....... 204,556 486,843
Flexible Solutions International, Inc. ...... 17,438 46,560
Flotek Industries, Inc.
(a)
............... 776 570
FutureFuel Corp. ................... 61,213 541,735
Hawkins, Inc. ..................... 45,169 2,154,110
Intrepid Potash, Inc.
(a)(b)
............... 24,856 563,983
Koppers Holdings, Inc. ............... 47,174 1,608,633
Northern Technologies International Corp. .. 18,016 192,951
Origin Materials, Inc., Class A
(a)(b)
........ 249,582 1,063,219
Rayonier Advanced Materials, Inc.
(a)(b)
..... 148,781 636,783
Valhi, Inc. ........................ 5,908 75,918
13,166,330
Security
Shares
Shares Value
Commercial Services & Supplies — 2.4%
ACCO Brands Corp. ................. 217,158 $ 1,131,393
Acme United Corp. .................. 5,454 136,023
Aqua Metals, Inc.
(a)(b)
................ 181,670 212,554
ARC Document Solutions, Inc. .......... 83,193 269,545
Aris Water Solutions, Inc., Class A ....... 69,717 719,480
BrightView Holdings, Inc.
(a)
............ 97,548 700,395
CECO Environmental Corp.
(a)
........... 69,316 926,062
CompX International, Inc. ............. 3,646 79,483
Ennis, Inc. ....................... 59,880 1,220,354
Enviri Corp.
(a)
..................... 184,906 1,825,022
Fuel Tech, Inc.
(a)
................... 56,235 74,511
GEO Group, Inc. (The)
(a)
.............. 278,849 1,996,559
Heritage-Crystal Clean, Inc.
(a)(b)
......... 36,703 1,387,006
Interface, Inc. ..................... 134,862 1,185,437
LanzaTech Global, Inc.
(a)(b)
............. 47,888 327,075
Liquidity Services, Inc.
(a)
.............. 55,428 914,562
Montrose Environmental Group, Inc.
(a)(b)
.... 65,296 2,750,268
NL Industries, Inc. .................. 19,454 107,581
Odyssey Marine Exploration, Inc.
(a)(b)
...... 41,987 151,153
Performant Financial Corp.
(a)(b)
.......... 156,862 423,527
Perma-Fix Environmental Services, Inc.
(a)
.. 29,114 319,672
Quad/Graphics, Inc., Class A
(a)(b)
......... 72,443 272,386
Quest Resource Holding Corp.
(a)
......... 39,482 257,423
SP Plus Corp.
(a)(b)
................... 45,766 1,789,908
Viad Corp.
(a)
...................... 47,842 1,285,993
Virco Mfg. Corp.
(a)
.................. 23,054 96,135
VSE Corp. ....................... 25,089 1,372,117
21,931,624
Communications Equipment — 1.2%
Applied Optoelectronics, Inc.
(a)(b)
......... 65,451 390,088
Aviat Networks, Inc.
(a)
................ 22,665 756,331
BK Technologies Corp. ............... 6,372 105,520
CalAmp Corp.
(a)
.................... 83,044 88,027
Cambium Networks Corp.
(a)
............ 28,642 435,931
Casa Systems, Inc.
(a)
................ 74,329 90,681
Clearfield, Inc.
(a)(b)
................... 30,573 1,447,632
ClearOne, Inc. ..................... 30,361 25,136
Comtech Telecommunications Corp. ...... 63,846 583,552
Digi International, Inc.
(a)(b)
............. 82,247 3,239,709
DZS, Inc.
(a)
....................... 51,064 202,724
EMCORE Corp.
(a)(b)
................. 123,737 93,124
Franklin Wireless Corp.
(a)
............. 20,371 75,984
Genasys, Inc.
(a)(b)
................... 85,342 221,889
KVH Industries, Inc.
(a)(b)
............... 44,126 403,312
Lantronix, Inc.
(a)
.................... 64,693 272,358
NETGEAR, Inc.
(a)
................... 67,067 949,669
Network-1 Technologies, Inc. ........... 35,693 82,451
Ondas Holdings, Inc.
(a)
............... 99,600 85,696
Optical Cable Corp.
(a)
................ 13,777 55,659
PCTEL, Inc. ...................... 41,828 200,565
Ribbon Communications, Inc.
(a)
......... 205,277 572,723
TESSCO Technologies, Inc.
(a)(b)
......... 16,244 145,384
10,524,145
Construction & Engineering — 1.3%
Argan, Inc. ....................... 29,580 1,165,748
Bowman Consulting Group Ltd.
(a)
........ 23,429 746,916
Concrete Pumping Holdings, Inc.
(a)(b)
...... 60,261 483,896
Great Lakes Dredge & Dock Corp.
(a)
...... 153,941 1,256,158
IES Holdings, Inc.
(a)(b)
................ 19,128 1,088,001
INNOVATE Corp.
(a)(b)
................. 107,157 187,525
Limbach Holdings, Inc.
(a)(b)
............. 21,494 531,547
Matrix Service Co.
(a)(b)
................ 61,361 361,416
Northwest Pipe Co.
(a)
................ 23,210 701,870

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
Orion Group Holdings, Inc.
(a)
........... 65,328 $ 183,572
Southland Holdings, Inc.
(a)
............. 8,477 69,596
Sterling Infrastructure, Inc.
(a)
........... 70,065 3,909,627
Tutor Perini Corp.
(a)(b)
................ 98,991 707,786
11,393,658
Construction Materials — 0.1%
Smith-Midland Corp.
(a)(b)
.............. 10,378 246,478
United States Lime & Minerals, Inc. ....... 4,806 1,003,925
1,250,403
Consumer Finance — 0.5%
Atlanticus Holdings Corp.
(a)(b)
........... 10,803 453,834
Consumer Portfolio Services, Inc.
(a)(b)
...... 21,598 252,049
Curo Group Holdings Corp. ............ 50,931 68,757
LendingTree, Inc.
(a)
.................. 24,938 551,379
Medallion Financial Corp. ............. 45,114 356,852
Moneylion, Inc.
(a)
................... 15,213 182,708
NerdWallet, Inc., Class A
(a)
............. 80,787 760,206
Nicholas Financial, Inc.
(a)(b)
............. 10,324 51,775
Oportun Financial Corp.
(a)
............. 65,915 393,512
OppFi, Inc., Class A
(a)
................ 24,971 50,941
Regional Management Corp. ........... 18,365 560,132
World Acceptance Corp.
(a)
............. 8,789 1,177,814
4,859,959
Consumer Staples Distribution & Retail — 0.4%
HF Foods Group, Inc.
(a)
............... 93,290 437,530
MedAvail Holdings, Inc.
(a)
............. 18,000 4,412
Natural Grocers by Vitamin Cottage, Inc. ... 21,873 268,163
Rite Aid Corp.
(a)
.................... 128,421 193,916
SpartanNash Co. ................... 81,446 1,833,349
Village Super Market, Inc., Class A ....... 19,961 455,510
3,192,880
Containers & Packaging — 0.2%
Myers Industries, Inc. ................ 85,371 1,658,759
Ranpak Holdings Corp., Class A
(a)(b)
...... 101,179 457,329
2,116,088
Distributors — 0.1%
AMCON Distributing Co.
(b)
............. 374 75,922
Educational Development Corp.
(a)
........ 2,870 3,415
Weyco Group, Inc.
(b)
................. 13,796 368,215
447,552
Diversified Consumer Services — 1.1%
2U, Inc.
(a)
........................ 186,630 752,119
American Public Education, Inc.
(a)
........ 39,236 185,979
Carriage Services, Inc. ............... 31,536 1,023,974
Lincoln Educational Services Corp.
(a)
...... 55,001 370,707
Nerdy, Inc., Class A
(a)
................ 138,433 577,265
OneSpaWorld Holdings Ltd.
(a)
.......... 170,191 2,059,311
Perdoceo Education Corp.
(a)
........... 157,376 1,931,003
Regis Corp.
(a)(b)
.................... 105,406 117,001
Rover Group, Inc., Class A
(a)(b)
.......... 218,356 1,072,128
Universal Technical Institute, Inc.
(a)
....... 77,339 534,412
Wag! Group Co.
(a)
.................. 34,767 73,011
WW International, Inc.
(a)
.............. 127,153 854,468
XWELL, Inc.
(a)
..................... 49,074 9,849
9,561,227
Diversified REITs — 0.5%
Alpine Income Property Trust, Inc. ....... 30,501 495,641
CTO Realty Growth, Inc. .............. 51,364 880,379
Gladstone Commercial Corp. ........... 94,062 1,163,547
Modiv, Inc., Class C ................. 17,404 261,060
Security
Shares
Shares Value
Diversified REITs (continued)
NexPoint Diversified Real Estate Trust .... 72,148 $ 903,293
One Liberty Properties, Inc. ............ 37,925 770,636
Star Holdings
(a)
.................... 30,075 441,200
4,915,756
Diversified Telecommunication Services — 0.6%
Anterix, Inc.
(a)(b)
.................... 43,166 1,367,930
ATN International, Inc. ............... 25,836 945,598
Bandwidth, Inc., Class A
(a)
............. 54,729 748,693
Charge Enterprises, Inc.
(a)
............. 312,458 306,209
Consolidated Communications Holdings, Inc.
(a)
(b)
........................... 172,843 661,989
IDT Corp., Class B
(a)(b)
................ 36,612 946,420
NextPlat Corp.
(a)
................... 9,779 26,599
Ooma, Inc.
(a)(b)
..................... 56,089 839,652
5,843,090
Electric Utilities — 0.1%
Genie Energy Ltd., Class B ............ 46,135 652,349
Via Renewables, Inc. ................ 6,204 43,180
695,529
Electrical Equipment — 1.6%
374Water, Inc.
(a)(b)
.................. 137,495 328,613
Allied Motion Technologies, Inc. ......... 32,312 1,290,541
American Superconductor Corp.
(a)(b)
...... 65,078 407,388
Amprius Technologies, Inc.
(a)(b)
.......... 12,510 89,822
Babcock & Wilcox Enterprises, Inc.
(a)
...... 137,146 809,161
Beam Global
(a)(b)
................... 21,030 217,661
Blink Charging Co.
(a)(b)
................ 107,701 645,129
Broadwind, Inc.
(a)(b)
.................. 44,060 168,309
Dragonfly Energy Holdings Corp.
(a)(b)
...... 34,830 51,549
Energy Vault Holdings, Inc.
(a)
........... 228,287 623,224
Eos Energy Enterprises, Inc., Class A
(a)(b)
... 252,675 1,096,610
Espey Mfg. & Electronics Corp. ......... 4,015 67,231
ESS Tech, Inc.
(a)(b)
.................. 212,588 312,504
Expion360, Inc.
(a)
................... 8,366 41,579
Flux Power Holdings, Inc.
(a)
............ 26,436 113,939
FTC Solar, Inc.
(a)(b)
.................. 148,197 477,194
Ideal Power, Inc.
(a)(b)
................. 13,953 164,645
LSI Industries, Inc. .................. 61,063 766,951
NeoVolta, Inc.
(a)
.................... 65,839 215,623
Orion Energy Systems, Inc.
(a)(b)
.......... 69,869 113,887
Pioneer Power Solutions, Inc.
(a)
......... 16,624 139,642
Powell Industries, Inc. ................ 21,390 1,296,020
Preformed Line Products Co. ........... 5,798 905,068
Servotronics, Inc.
(a)
.................. 1,544 21,230
SES AI Corp., Class A
(a)(b)
............. 294,141 717,704
SKYX Platforms Corp.
(a)(b)
............. 131,902 350,859
Thermon Group Holdings, Inc.
(a)
......... 78,328 2,083,525
TPI Composites, Inc.
(a)(b)
.............. 98,602 1,022,503
Ultralife Corp.
(a)(b)
................... 23,804 115,211
14,653,322
Electronic Equipment, Instruments & Components — 3.0%
908 Devices, Inc.
(a)(b)
................. 51,195 351,198
Aeva Technologies, Inc.
(a)
............. 188,050 235,063
Airgain, Inc.
(a)(b)
.................... 20,943 113,092
Akoustis Technologies, Inc.
(a)(b)
.......... 161,184 512,565
AmpliTech Group, Inc.
(a)
.............. 15,343 35,442
Arlo Technologies, Inc.
(a)
.............. 202,430 2,208,511
Bel Fuse, Inc., Class B, NVS ........... 24,433 1,402,699
ClearSign Technologies Corp.
(a)(b)
........ 69,073 90,486
Climb Global Solutions, Inc. ............ 9,697 464,098
Coda Octopus Group, Inc.
(a)
............ 14,723 120,876
CPS Technologies Corp.
(a)
............. 30,443 85,240

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Daktronics, Inc.
(a)
................... 91,140 $ 583,296
Data I/O Corp.
(a)
.................... 17,173 73,672
Evolv Technologies Holdings, Inc.
(a)
....... 264,221 1,585,326
FARO Technologies, Inc.
(a)
............. 47,491 769,354
Focus Universal, Inc.
(a)(b)
.............. 73,078 111,809
Frequency Electronics, Inc. ............ 13,830 91,555
Identiv, Inc.
(a)
...................... 52,540 441,861
Interlink Electronics, Inc.
(a)
............. 2,734 32,316
Iteris, Inc.
(a)(b)
...................... 100,095 396,376
Key Tronic Corp.
(a)
.................. 23,900 135,513
Kimball Electronics, Inc.
(a)
............. 56,230 1,553,635
LGL Group, Inc. (The)
(a)
.............. 2,954 14,061
LightPath Technologies, Inc., Class A
(a)
.... 84,861 114,562
Lightwave Logic, Inc.
(a)
............... 268,456 1,871,138
Luna Innovations, Inc.
(a)(b)
............. 74,920 683,270
MicroVision, Inc.
(a)(b)
................. 414,959 1,900,512
Movella Holdings, Inc.
(a)(b)
............. 28,447 60,592
M-Tron Industries, Inc.
(a)(b)
............. 4,869 54,046
Napco Security Technologies, Inc.
(b)
...... 73,892 2,560,358
Neonode, Inc.
(a)
.................... 27,532 222,459
nLight, Inc.
(a)(b)
..................... 103,429 1,594,875
Ouster, Inc.
(a)
...................... 72,828 359,770
Powerfleet, Inc.
(a)
................... 80,182 240,546
Presto Automation, Inc.
(a)
.............. 7,502 39,161
Research Frontiers, Inc.
(a)
............. 74,843 119,749
RF Industries Ltd.
(a)(b)
................ 21,895 90,864
Richardson Electronics Ltd. ............ 27,952 461,208
ScanSource, Inc.
(a)
.................. 58,992 1,743,804
SigmaTron International, Inc.
(a)
.......... 2,439 7,902
SmartRent, Inc., Class A
(a)
............. 431,957 1,654,395
Sobr Safe, Inc.
(a)(b)
.................. 21,791 37,045
Sono-Tek Corp.
(a)(b)
.................. 18,689 100,921
Tingo Group, Inc.
(a)(b)
................. 284,266 343,962
Vishay Precision Group, Inc.
(a)
.......... 28,951 1,075,530
Wireless Telecom Group, Inc.
(a)
......... 39,780 83,538
Wrap Technologies, Inc.
(a)(b)
............ 63,665 92,951
26,921,202
Energy Equipment & Services — 1.9%
Bristow Group, Inc.
(a)
................ 55,449 1,593,050
Dawson Geophysical Co.
(a)
............ 13,643 27,695
Diamond Offshore Drilling, Inc.
(a)(b)
....... 237,701 3,384,862
DMC Global, Inc.
(a)
.................. 46,066 818,132
Energy Services of America Corp. ....... 24,438 70,870
Forum Energy Technologies, Inc.
(a)
....... 22,871 585,269
Geospace Technologies Corp.
(a)
......... 28,909 224,623
Gulf Island Fabrication, Inc.
(a)
........... 30,999 100,747
Helix Energy Solutions Group, Inc.
(a)
...... 337,166 2,488,285
Independence Contract Drilling, Inc.
(a)
..... 26,486 72,307
KLX Energy Services Holdings, Inc.
(a)(b)
.... 29,603 288,037
Mammoth Energy Services, Inc.
(a)(b)
....... 54,393 262,718
Natural Gas Services Group, Inc.
(a)
....... 27,421 271,468
NCS Multistage Holdings, Inc.
(a)
......... 1,441 25,520
Newpark Resources, Inc.
(a)
............ 178,285 932,431
Nine Energy Service, Inc.
(a)(b)
........... 55,674 213,231
Oil States International, Inc.
(a)
........... 147,755 1,103,730
Profire Energy, Inc.
(a)
................ 84,273 103,656
Ranger Energy Services, Inc.
(a)
......... 36,160 370,278
SEACOR Marine Holdings, Inc.
(a)(b)
....... 56,223 642,629
Select Water Solutions, Inc., Class A ...... 200,003 1,620,024
Smart Sand, Inc.
(a)
.................. 67,726 111,071
Solaris Oilfield Infrastructure, Inc., Class A .. 75,524 629,115
TETRA Technologies, Inc.
(a)
............ 295,478 998,716
16,938,464
Security
Shares
Shares Value
Entertainment — 0.3%
Chicken Soup For The Soul Entertainment,
Inc.
(a)
......................... 24,680 $ 29,246
CuriosityStream, Inc., Class A
(a)(b)
........ 50,932 47,494
FG Group Holdings, Inc.
(a)
............. 28,356 54,443
Gaia, Inc., Class A
(a)
................. 31,468 72,691
GameSquare Holdings, Inc.
(a)
........... 21,478 65,078
Golden Matrix Group, Inc.
(a)(b)
........... 20,358 52,524
Kartoon Studios, Inc.
(a)
............... 67,148 128,253
LiveOne, Inc.
(a)
.................... 152,118 267,728
Loop Media, Inc.
(a)(b)
................. 84,428 201,783
Marcus Corp. (The)
(b)
................ 56,879 843,516
Playstudios, Inc., Class A
(a)
............ 201,435 989,046
Reading International, Inc., Class A, NVS
(a)
. 38,537 102,123
Reservoir Media, Inc.
(a)(b)
.............. 46,277 278,587
3,132,512
Financial Services — 1.5%
Acacia Research Corp.
(a)(b)
............. 88,571 368,455
Alerus Financial Corp. ............... 42,577 765,534
A-Mark Precious Metals, Inc. ........... 44,670 1,672,221
AppTech Payments Corp.
(a)(b)
........... 31,232 61,527
Banco Latinoamericano de Comercio Exterior
SA, Class E .................... 64,315 1,418,789
BM Technologies, Inc., Class A
(a)(b)
....... 18,947 56,462
Cantaloupe, Inc.
(a)
.................. 134,939 1,074,114
Cass Information Systems, Inc. ......... 31,996 1,240,805
Finance of America Cos., Inc., Class A
(a)(b)
.. 123,502 235,889
Home Point Capital, Inc.
(a)
............. 18,138 42,080
I3 Verticals, Inc., Class A
(a)(b)
........... 52,975 1,211,009
Income Opportunity Realty Investors, Inc.
(a)
. 1,675 19,229
International Money Express, Inc.
(a)
....... 72,458 1,777,395
Merchants Bancorp ................. 37,171 950,834
NewtekOne, Inc.
(b)
.................. 54,995 874,421
Ocwen Financial Corp.
(a)(b)
............. 15,081 451,978
Paysign, Inc.
(a)(b)
.................... 76,102 186,450
Priority Technology Holdings, Inc.
(a)
....... 40,781 147,627
Security National Financial Corp., Class A
(a)
. 27,821 246,772
SWK Holdings Corp.
(a)
............... 9,038 151,296
Usio, Inc.
(a)
....................... 49,988 92,978
Velocity Financial, Inc.
(a)
.............. 20,275 233,771
Waterstone Financial, Inc. ............. 43,524 630,663
13,910,299
Food Products — 0.8%
Alico, Inc.
(b)
....................... 16,799 427,702
Barfresh Food Group, Inc.
(a)
............ 1,124 1,686
Benson Hill, Inc.
(a)(b)
................. 402,911 523,784
Better Choice Co., Inc.
(a)
.............. 529 111
Bridgford Foods Corp.
(a)(b)
............. 4,382 50,437
Calavo Growers, Inc. ................ 40,694 1,180,940
Farmer Bros Co.
(a)
.................. 31,075 86,078
Forafric Global plc
(a)
................. 11,870 130,214
Lifecore Biomedical, Inc.
(a)
............. 60,808 588,013
Lifeway Foods, Inc.
(a)(b)
............... 9,155 61,613
Limoneira Co. ..................... 40,900 636,404
MamaMancini's Holdings, Inc.
(a)
......... 46,584 140,684
Real Good Food Co., Inc. (The), Class A
(a)
.. 15,226 52,834
Rocky Mountain Chocolate Factory, Inc.
(a)
.. 11,839 64,049
S&W Seed Co.
(a)
................... 57,922 70,665
Seneca Foods Corp., Class A
(a)
......... 12,207 398,925
SunOpta, Inc.
(a)(b)
................... 212,362 1,420,702
Tattooed Chef, Inc., Class A
(a)(b)
......... 119,025 64,988
Vital Farms, Inc.
(a)
.................. 71,942 862,584
Whole Earth Brands, Inc., Class A
(a)
...... 76,653 308,145
7,070,558

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Gas Utilities — 0.0%
RGC Resources, Inc.
(b)
............... 18,611 $ 372,778
Ground Transportation — 0.5%
Covenant Logistics Group, Inc., Class A .... 20,032 878,003
Daseke, Inc.
(a)
..................... 94,400 673,072
FTAI Infrastructure, Inc. ............... 232,264 857,054
PAM Transportation Services, Inc.
(a)
...... 14,461 387,121
Patriot Transportation Holding, Inc.
(a)
...... 2,129 17,798
TuSimple Holdings, Inc., Class A
(a)
....... 388,670 645,192
Universal Logistics Holdings, Inc. ........ 15,831 456,091
US Xpress Enterprises, Inc., Class A
(a)
..... 72,125 442,848
Yellow Corp.
(a)(b)
.................... 119,794 82,502
4,439,681
Health Care Equipment & Supplies — 4.1%
Accuray, Inc.
(a)(b)
.................... 217,562 841,965
AngioDynamics, Inc.
(a)
............... 88,789 926,069
Apyx Medical Corp.
(a)(b)
............... 71,035 357,306
Artivion, Inc.
(a)(b)
.................... 92,401 1,588,373
AxoGen, Inc.
(a)
..................... 94,838 865,871
Beyond Air, Inc.
(a)(b)
.................. 60,007 255,630
BioSig Technologies, Inc.
(a)
............ 128,383 160,479
Bioventus, Inc., Class A
(a)
............. 74,403 215,025
Butterfly Network, Inc., Class A
(a)(b)
....... 325,575 748,822
Cerus Corp.
(a)
..................... 416,972 1,025,751
ClearPoint Neuro, Inc.
(a)(b)
............. 53,486 387,239
Co-Diagnostics, Inc.
(a)(b)
............... 72,472 80,444
Cue Health, Inc.
(a)
.................. 256,609 94,689
Cutera, Inc.
(a)
..................... 38,876 588,194
CVRx, Inc.
(a)
...................... 25,975 401,054
CytoSorbents Corp.
(a)(b)
............... 95,288 342,084
DarioHealth Corp.
(a)(b)
................ 55,099 220,947
Delcath Systems, Inc.
(a)(b)
............. 18,073 105,366
Eargo, Inc.
(a)(b)
..................... 11,817 58,258
Electromed, Inc.
(a)(b)
................. 18,124 194,108
enVVeno Medical Corp.
(a)(b)
............ 17,735 54,624
FONAR Corp.
(a)
.................... 14,902 254,824
Hyperfine, Inc., Class A
(a)
............. 123,189 264,856
Inogen, Inc.
(a)
..................... 54,483 629,279
iRadimed Corp. .................... 17,087 815,733
IRIDEX Corp.
(a)
.................... 30,505 66,196
Kewaunee Scientific Corp.
(a)
........... 5,633 87,255
KORU Medical Systems, Inc.
(a)
.......... 81,368 280,720
LeMaitre Vascular, Inc. ............... 46,222 3,109,816
LENSAR, Inc.
(a)
.................... 21,993 93,470
Lucid Diagnostics, Inc.
(a)(b)
............. 23,695 32,936
Milestone Scientific, Inc.
(a)
............. 10,436 9,085
Nano-X Imaging Ltd.
(a)(b)
.............. 107,539 1,665,779
Neuronetics, Inc.
(a)(b)
................. 61,862 133,003
NeuroPace, Inc.
(a)
.................. 23,898 107,302
OraSure Technologies, Inc.
(a)
........... 175,730 880,407
Orchestra BioMed Holdings, Inc.
(a)
....... 9,649 67,543
Orthofix Medical, Inc.
(a)
............... 82,537 1,490,618
OrthoPediatrics Corp.
(a)(b)
.............. 37,228 1,632,448
Precision Optics Corp., Inc.
(a)
........... 6,027 37,669
Pro-Dex, Inc.
(a)
.................... 4,971 94,698
ProSomnus, Inc.
(a)
.................. 4,181 12,543
Pulmonx Corp.
(a)
................... 86,231 1,130,488
Pulse Biosciences, Inc.
(a)(b)
............. 37,606 270,387
Retractable Technologies, Inc.
(a)
......... 34,289 39,432
ReWalk Robotics Ltd.
(a)
............... 14,716 8,830
Rockwell Medical, Inc.
(a)
.............. 29,227 159,579
RxSight, Inc.
(a)
..................... 63,546 1,830,125
Sanara Medtech, Inc.
(a)(b)
.............. 8,853 355,005
Semler Scientific, Inc.
(a)
............... 11,670 306,221
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Sensus Healthcare, Inc.
(a)
............. 36,139 $ 113,838
SI-BONE, Inc.
(a)
.................... 81,119 2,188,591
Sight Sciences, Inc.
(a)
................ 50,372 417,080
Sonendo, Inc.
(a)(b)
................... 103,271 140,449
Stereotaxis, Inc.
(a)
.................. 132,752 203,111
Strata Skin Sciences, Inc.
(a)(b)
........... 45,169 42,906
Surmodics, Inc.
(a)
................... 32,138 1,006,241
Tactile Systems Technology, Inc.
(a)
....... 54,301 1,353,724
Tela Bio, Inc.
(a)(b)
.................... 36,934 374,141
UFP Technologies, Inc.
(a)
.............. 16,557 3,209,574
Utah Medical Products, Inc. ............ 8,017 747,184
Vicarious Surgical, Inc., Class A
(a)(b)
....... 162,983 298,259
ViewRay, Inc.
(a)
.................... 349,222 122,996
Vivani Medical, Inc.
(a)(b)
............... 42,849 51,847
VolitionRX Ltd.
(a)(b)
.................. 103,433 143,772
Zimvie, Inc.
(a)
...................... 60,314 677,326
Zynex, Inc.
(a)
...................... 45,653 437,812
36,907,396
Health Care Providers & Services — 1.5%
Accolade, Inc.
(a)(b)
................... 154,649 2,083,122
AirSculpt Technologies, Inc.
(b)
........... 28,359 244,455
Akumin, Inc.
(a)
..................... 4,326 779
Aveanna Healthcare Holdings, Inc.
(a)
...... 116,446 196,794
Biodesix, Inc.
(a)(b)
................... 66,786 82,147
CareMax, Inc., Class A
(a)
.............. 175,000 544,250
Castle Biosciences, Inc.
(a)
............. 57,941 794,950
Cosmos Health, Inc.
(a)
................ 22,300 66,677
Cross Country Healthcare, Inc.
(a)
........ 80,630 2,264,090
Cryo-Cell International, Inc. ............ 13,066 79,449
DocGo, Inc.
(a)(b)
.................... 182,321 1,708,348
Enzo Biochem, Inc.
(a)(b)
............... 98,787 181,768
Etao International Co. Ltd.
(a)(b)
.......... 119,692 75,669
Great Elm Group, Inc.
(a)
.............. 32,591 66,812
InfuSystem Holdings, Inc.
(a)(b)
........... 42,331 407,648
Invitae Corp.
(a)(b)
.................... 612,160 691,741
Joint Corp. (The)
(a)
.................. 33,189 448,051
P3 Health Partners, Inc., Class A
(a)(b)
...... 92,756 277,340
Pennant Group, Inc. (The)
(a)
............ 67,502 828,925
PetIQ, Inc., Class A
(a)
................ 64,348 976,159
Psychemedics Corp. ................ 9,440 43,046
Quipt Home Medical Corp.
(a)
........... 95,316 508,987
Sonida Senior Living, Inc.
(a)
............ 8,146 71,033
Viemed Healthcare, Inc.
(a)
............. 79,559 778,087
Vivos Therapeutics, Inc.
(a)
............. 1,290 658
13,420,985
Health Care REITs — 0.4%
Diversified Healthcare Trust ............ 561,954 1,264,396
Global Medical REIT, Inc. ............. 142,810 1,303,855
Universal Health Realty Income Trust ..... 30,144 1,434,252
4,002,503
Health Care Technology — 0.8%
Akili, Inc.
(a)
....................... 81,993 91,012
Augmedix, Inc.
(a)
................... 33,997 163,526
Babylon Holdings Ltd., Class A
(a)(b)
....... 18,496 1,341
Better Therapeutics, Inc.
(a)
............. 32,098 34,666
CareCloud, Inc.
(a)
................... 24,124 71,166
Computer Programs & Systems, Inc.
(a)
..... 33,386 824,300
Forian, Inc.
(a)(b)
..................... 42,777 104,804
HealthStream, Inc. .................. 57,235 1,405,692
iCAD, Inc.
(a)
....................... 52,346 85,324
LifeMD, Inc.
(a)
..................... 49,884 216,995
OptimizeRx Corp.
(a)
................. 38,857 555,266
Sharecare, Inc., Class A
(a)(b)
............ 724,266 1,267,465

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Technology (continued)
Simulations Plus, Inc.
(b)
............... 37,060 $ 1,605,810
Streamline Health Solutions, Inc.
(a)(b)
...... 87,491 111,114
Tabula Rasa HealthCare, Inc.
(a)
......... 44,304 365,508
6,903,989
Hotel & Resort REITs — 0.3%
Ashford Hospitality Trust, Inc.
(a)
......... 80,281 299,448
Braemar Hotels & Resorts, Inc.
(b)
........ 152,675 613,754
Chatham Lodging Trust ............... 112,386 1,051,933
Hersha Hospitality Trust, Class A ........ 73,293 446,354
Sotherly Hotels, Inc.
(a)
................ 38,753 73,243
2,484,732
Hotels, Restaurants & Leisure — 2.2%
Allied Gaming & Entertainment, Inc.
(a)(b)
.... 43,358 45,526
Ark Restaurants Corp. ............... 4,241 78,458
Biglari Holdings, Inc., Class B, NVS
(a)
..... 1,728 340,658
BJ's Restaurants, Inc.
(a)
............... 53,215 1,692,237
Bluegreen Vacations Holding Corp. ....... 25,418 906,152
Canterbury Park Holding Corp. .......... 7,272 169,292
Carrols Restaurant Group, Inc.
(a)
......... 85,614 431,495
Century Casinos, Inc.
(a)
............... 64,786 459,981
Chuy's Holdings, Inc.
(a)(b)
.............. 42,234 1,723,992
Denny's Corp.
(a)(b)
................... 128,137 1,578,648
El Pollo Loco Holdings, Inc. ............ 67,663 593,404
F45 Training Holdings, Inc.
(a)
........... 89,273 44,636
FAT Brands, Inc., Class A ............. 2,322 15,975
FAT Brands, Inc., Class B ............. 224 1,447
Fiesta Restaurant Group, Inc.
(a)
......... 41,224 327,319
First Watch Restaurant Group, Inc.
(a)(b)
..... 35,697 603,279
Flanigan's Enterprises, Inc. ............ 1,994 61,116
Full House Resorts, Inc.
(a)(b)
............ 77,734 520,818
GAN Ltd.
(a)
....................... 93,904 154,003
Golden Entertainment, Inc.
(a)
........... 47,420 1,982,156
Good Times Restaurants, Inc.
(a)(b)
........ 21,002 71,407
Hall of Fame Resort & Entertainment Co.
(a)
.. 7,810 81,614
Inspired Entertainment, Inc.
(a)
........... 50,746 746,474
Kura Sushi USA, Inc., Class A
(a)(b)
........ 13,719 1,275,181
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 82,374 896,229
Mondee Holdings, Inc., Class A
(a)(b)
....... 106,583 949,655
Muscle Maker, Inc.
(a)
................. 65,266 77,667
Nathan's Famous, Inc.
(b)
.............. 6,579 516,715
Noodles & Co., Class A
(a)
............. 93,546 316,185
ONE Group Hospitality, Inc. (The)
(a)
....... 51,069 373,825
PlayAGS, Inc.
(a)
.................... 85,976 485,764
Potbelly Corp.
(a)(b)
................... 60,832 534,105
RCI Hospitality Holdings, Inc.
(b)
.......... 20,109 1,528,083
Red Robin Gourmet Burgers, Inc.
(a)(b)
...... 37,011 511,862
20,095,358
Household Durables — 1.1%
Bassett Furniture Industries, Inc. ........ 19,563 294,227
Beazer Homes USA, Inc.
(a)
............ 69,020 1,952,576
Ethan Allen Interiors, Inc. ............. 53,492 1,512,754
Flexsteel Industries, Inc. .............. 10,869 214,228
Hamilton Beach Brands Holding Co., Class A 19,913 192,359
Hooker Furnishings Corp. ............. 25,797 481,372
Hovnanian Enterprises, Inc., Class A
(a)
..... 11,318 1,122,859
Koss Corp.
(a)
...................... 9,991 36,967
Landsea Homes Corp.
(a)
.............. 31,048 289,988
Legacy Housing Corp.
(a)
.............. 23,399 542,623
Lifetime Brands, Inc. ................. 28,831 162,895
Live Ventures, Inc.
(a)
................. 3,309 88,185
Lovesac Co. (The)
(a)(b)
................ 32,767 883,071
Purple Innovation, Inc.
(b)
.............. 149,757 416,324
Traeger, Inc.
(a)(b)
.................... 81,875 347,969
Security
Shares
Shares Value
Household Durables (continued)
Tupperware Brands Corp.
(a)
............ 103,785 $ 83,028
United Homes Group, Inc., Class A
(a)(b)
..... 14,056 156,865
Universal Electronics, Inc.
(a)
............ 28,783 276,892
VOXX International Corp., Class A
(a)(b)
..... 32,510 405,725
Vuzix Corp.
(a)(b)
.................... 137,942 703,504
10,164,411
Household Products — 0.1%
Oil-Dri Corp. of America .............. 11,468 676,497
Independent Power and Renewable Electricity Producers
— 0.1%
(a)
Altus Power, Inc., Class A
(b)
............ 149,252 805,961
Spruce Power Holding Corp., Class A ..... 27,718 22,501
828,462
Industrial REITs — 0.3%
Industrial Logistics Properties Trust ....... 152,181 502,197
Plymouth Industrial REIT, Inc. .......... 100,447 2,312,290
2,814,487
Insurance — 1.6%
Ambac Financial Group, Inc.
(a)(b)
......... 103,986 1,480,761
Atlantic American Corp.
(a)
............. 11,357 21,919
Citizens, Inc., Class A
(a)(b)
............. 116,203 280,049
Crawford & Co., Class A, NVS .......... 33,925 376,228
Donegal Group, Inc., Class A ........... 36,050 520,201
eHealth, Inc.
(a)(b)
.................... 57,131 459,333
GoHealth, Inc., Class A
(a)
.............. 9,125 179,854
Greenlight Capital Re Ltd., Class A
(a)(b)
..... 60,482 637,178
HCI Group, Inc. .................... 15,042 929,295
Heritage Insurance Holdings, Inc.
(a)
....... 53,768 207,007
Hippo Holdings, Inc.
(a)(b)
............... 24,598 406,605
ICC Holdings, Inc.
(a)
................. 3,801 62,716
Investors Title Co. .................. 2,890 421,940
Kingsway Financial Services, Inc.
(a)
....... 24,936 203,228
Maiden Holdings Ltd.
(a)(b)
.............. 214,233 449,889
MBIA, Inc.
(a)(b)
..................... 114,022 985,150
Midwest Holding, Inc.
(a)
............... 7,319 195,930
National Western Life Group, Inc., Class A
(b)
. 5,329 2,214,519
NI Holdings, Inc.
(a)
.................. 19,239 285,699
Oxbridge Re Holdings Ltd.
(a)
........... 1,328 2,377
Root, Inc., Class A
(a)
................. 18,691 167,098
Selectquote, Inc.
(a)(b)
................. 322,799 629,458
Skyward Specialty Insurance Group, Inc.
(a)
.. 24,362 618,795
Tiptree, Inc. ...................... 56,154 842,872
United Fire Group, Inc. ............... 45,490 1,030,803
United Insurance Holdings Corp.
(a)
....... 45,708 203,858
Universal Insurance Holdings, Inc. ....... 59,037 910,941
Vericity, Inc.
(a)(b)
.................... 4,904 30,356
14,754,059
Interactive Media & Services — 0.7%
(a)
Arena Group Holdings, Inc. (The) ........ 21,629 99,061
DHI Group, Inc. .................... 101,364 388,224
EverQuote, Inc., Class A
(b)
............. 49,486 321,659
fuboTV, Inc.
(b)
..................... 479,354 997,056
Liberty TripAdvisor Holdings, Inc., Class A .. 6,562 4,265
MediaAlpha, Inc., Class A ............. 60,142 620,064
Nextdoor Holdings, Inc., Class A ......... 342,226 1,115,657
Outbrain, Inc. ..................... 95,617 470,436
QuinStreet, Inc. .................... 122,235 1,079,335
System1, Inc., Class A ............... 57,258 257,661
Travelzoo
(b)
....................... 15,759 124,338
TrueCar, Inc. ...................... 205,649 464,767
5,942,523

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services — 0.7%
AgileThought, Inc., Class A
(a)(b)
.......... 69,088 $ 51,816
Backblaze, Inc., Class A
(a)
............. 47,087 203,887
BigBear.ai Holdings, Inc.
(a)(b)
............ 62,729 147,413
Brightcove, Inc.
(a)
................... 100,682 403,735
Castellum, Inc.
(a)
................... 45,169 22,585
Computer Task Group, Inc.
(a)(b)
.......... 33,967 258,489
Crexendo, Inc. ..................... 23,582 41,504
CSP, Inc. ........................ 7,929 94,434
CXApp, Inc.
(a)(b)
.................... 4,545 49,631
DecisionPoint Systems, Inc.
(a)
.......... 13,620 74,910
Glimpse Group, Inc. (The)
(a)
............ 22,974 81,787
Grid Dynamics Holdings, Inc., Class A
(a)(b)
.. 130,325 1,205,506
Hackett Group, Inc. (The) ............. 58,467 1,306,737
Information Services Group, Inc. ......... 82,123 440,179
OMNIQ Corp.
(a)(b)
................... 12,249 49,486
PFSweb, Inc. ..................... 40,360 182,427
Rackspace Technology, Inc.
(a)(b)
......... 183,709 499,689
Research Solutions, Inc.
(a)
............. 44,721 91,231
Tucows, Inc., Class A
(a)(b)
.............. 23,151 642,209
Unisys Corp.
(a)
..................... 155,077 617,207
WaveDancer, Inc.
(a)
................. 3,523 1,127
WidePoint Corp.
(a)
.................. 4,532 8,430
6,474,419
Leisure Products — 0.8%
American Outdoor Brands, Inc.
(a)(b)
....... 30,409 263,950
AMMO, Inc.
(a)(b)
.................... 210,314 447,969
Clarus Corp. ...................... 61,919 565,940
Escalade, Inc. ..................... 23,170 309,319
Funko, Inc., Class A
(a)
................ 81,906 886,223
JAKKS Pacific, Inc.
(a)
................ 16,865 336,794
Johnson Outdoors, Inc., Class A ......... 12,655 777,650
Latham Group, Inc.
(a)
................ 90,219 334,712
Marine Products Corp. ............... 19,758 333,120
MasterCraft Boat Holdings, Inc.
(a)(b)
....... 41,004 1,256,773
Nautilus, Inc.
(a)
..................... 71,894 87,711
Smith & Wesson Brands, Inc. ........... 106,829 1,393,050
Solo Brands, Inc., Class A
(a)
............ 51,202 289,803
Vision Marine Technologies, Inc.
(a)
....... 9,058 33,786
7,316,800
Life Sciences Tools & Services — 1.1%
(a)
Akoya Biosciences, Inc. .............. 42,447 313,683
Alpha Teknova, Inc. ................. 13,227 35,316
BioLife Solutions, Inc.
(b)
............... 81,557 1,802,410
Champions Oncology, Inc. ............. 16,188 101,822
ChromaDex Corp.
(b)
................. 123,396 193,732
Codexis, Inc. ...................... 155,685 435,918
Harvard Bioscience, Inc.
(b)
............. 91,248 500,951
Inotiv, Inc. ........................ 49,821 237,646
MaxCyte, Inc. ..................... 203,843 935,639
Miromatrix Medical, Inc.
(b)
............. 52,629 92,101
NanoString Technologies, Inc. .......... 110,234 446,448
Nautilus Biotechnology, Inc. ............ 117,569 454,992
OmniAb, Inc. ...................... 218,995 1,101,545
Personalis, Inc.
(b)
................... 90,284 169,734
PhenomeX, Inc. .................... 200,237 98,116
Quanterix Corp. .................... 82,498 1,860,330
Quantum-Si, Inc., Class A
(b)
............ 233,764 418,438
Rapid Micro Biosystems, Inc., Class A
(b)
.... 54,693 54,693
Seer, Inc., Class A .................. 136,646 583,478
Singular Genomics Systems, Inc. ........ 136,238 113,078
Standard BioTools, Inc.
(b)
.............. 177,774 343,104
Telesis Bio, Inc.
(b)
................... 24,966 39,446
10,332,620
Security
Shares
Shares Value
Machinery — 2.9%
Berkshire Grey, Inc., Class A
(a)(b)
......... 147,915 $ 208,560
Blue Bird Corp.
(a)
................... 41,369 929,975
CIRCOR International, Inc.
(a)
........... 42,597 2,404,601
Columbus McKinnon Corp. ............ 65,893 2,678,550
Commercial Vehicle Group, Inc.
(a)
........ 75,085 833,444
Douglas Dynamics, Inc. .............. 52,661 1,573,511
Eastern Co. (The) .................. 12,658 228,983
FreightCar America, Inc.
(a)(b)
............ 32,477 96,781
Gencor Industries, Inc.
(a)
.............. 24,504 381,772
Graham Corp.
(a)
.................... 23,373 310,393
Hurco Cos., Inc. .................... 14,394 311,630
Hydrofarm Holdings Group, Inc.
(a)
........ 102,438 80,107
Hyliion Holdings Corp., Class A
(a)(b)
....... 345,014 576,173
Hyster-Yale Materials Handling, Inc. ...... 25,487 1,423,194
L B Foster Co., Class A
(a)
.............. 24,695 352,645
LS Starrett Co. (The), Class A
(a)
......... 13,949 145,767
Luxfer Holdings plc ................. 64,534 918,319
Manitex International, Inc.
(a)
............ 33,920 181,811
Manitowoc Co., Inc. (The)
(a)
............ 81,794 1,540,181
Mayville Engineering Co., Inc.
(a)(b)
........ 25,914 322,888
Microvast Holdings, Inc.
(a)
............. 244,437 391,099
Miller Industries, Inc. ................ 26,038 923,568
Nauticus Robotics, Inc.
(a)
.............. 39,554 83,854
NN, Inc.
(a)(b)
....................... 100,115 239,275
Park-Ohio Holdings Corp. ............. 19,566 371,754
Perma-Pipe International Holdings, Inc.
(a)
... 17,724 168,555
Proterra, Inc.
(a)
..................... 516,643 619,972
REV Group, Inc. ................... 73,983 981,015
Shyft Group, Inc. (The) ............... 80,425 1,774,176
Taylor Devices, Inc.
(a)
................ 6,854 178,204
Titan International, Inc.
(a)(b)
............. 122,473 1,405,990
Twin Disc, Inc.
(a)(b)
.................. 25,160 283,302
Velo3D, Inc.
(a)(b)
.................... 207,614 448,446
Wabash National Corp. ............... 111,093 2,848,425
26,216,920
Marine Transportation — 0.6%
Eagle Bulk Shipping, Inc. ............. 31,874 1,531,227
Eneti, Inc. ........................ 57,662 698,287
Genco Shipping & Trading Ltd. .......... 98,316 1,379,374
Himalaya Shipping Ltd.
(a)(b)
............. 62,462 347,289
Navios Maritime Holdings, Inc.
(a)(b)
........ 47,046 77,155
Pangaea Logistics Solutions Ltd.
(b)
....... 84,799 574,089
Safe Bulkers, Inc. .................. 164,613 536,638
5,144,059
Media — 1.3%
AdTheorent Holding Co., Inc.
(a)
.......... 158,381 221,733
Advantage Solutions, Inc., Class A
(a)
...... 202,217 473,188
Beasley Broadcast Group, Inc., Class A
(a)
... 8,382 8,550
Boston Omaha Corp., Class A
(a)
......... 53,946 1,015,264
Cardlytics, Inc.
(a)
................... 78,830 498,206
Clear Channel Outdoor Holdings, Inc.
(a)
.... 871,158 1,193,486
comScore, Inc.
(a)(b)
.................. 185,058 149,897
Cumulus Media, Inc., Class A
(a)
......... 41,742 171,142
Daily Journal Corp.
(a)
................ 3,165 915,571
Direct Digital Holdings, Inc., Class A
(a)
..... 5,929 16,898
Emerald Holding, Inc.
(a)(b)
.............. 37,125 152,213
Entravision Communications Corp., Class A . 140,449 616,571
Gambling.com Group Ltd.
(a)
............ 24,703 252,959
Gannett Co., Inc.
(a)(b)
................. 336,407 756,916
Harte Hanks, Inc.
(a)(b)
................ 15,044 82,441
iHeartMedia, Inc., Class A
(a)
............ 239,344 871,212
Innovid Corp.
(a)
.................... 231,347 252,168
Lee Enterprises, Inc.
(a)
............... 12,717 171,298

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
Marchex, Inc., Class B
(a)
.............. 47,504 $ 100,708
Quotient Technology, Inc.
(a)
............ 211,182 810,939
Saga Communications, Inc., Class A ...... 9,144 195,316
Salem Media Group, Inc., Class A
(a)
...... 5,071 4,857
Thryv Holdings, Inc.
(a)
................ 72,387 1,780,720
Townsquare Media, Inc., Class A ........ 27,238 324,405
Urban One, Inc., Class A
(a)(b)
........... 19,859 118,955
Urban One, Inc., Class D, NVS
(a)
........ 28,651 171,906
11,327,519
Metals & Mining — 1.9%
5E Advanced Materials, Inc.
(a)(b)
......... 91,842 301,242
Ampco-Pittsburgh Corp.
(a)(b)
............ 33,519 106,591
Ascent Industries Co.
(a)(b)
.............. 16,421 149,267
Caledonia Mining Corp. plc
(b)
........... 38,193 443,803
Contango ORE, Inc.
(a)
................ 8,586 218,771
Dakota Gold Corp.
(a)
................. 124,946 364,842
Friedman Industries, Inc. .............. 16,678 210,143
Gold Resource Corp. ................ 203,234 128,038
Haynes International, Inc. ............. 29,193 1,483,588
i-80 Gold Corp.
(a)(b)
.................. 453,493 1,020,359
Idaho Strategic Resources, Inc.
(a)(b)
....... 24,791 132,384
Ivanhoe Electric, Inc.
(a)(b)
.............. 130,757 1,705,071
NioCorp Developments Ltd.
(a)
........... 4,477 22,519
Olympic Steel, Inc. .................. 23,021 1,128,029
Perpetua Resources Corp.
(a)(b)
.......... 87,828 322,329
Piedmont Lithium, Inc.
(a)(b)
............. 42,000 2,423,820
PolyMet Mining Corp.
(a)
............... 81,441 64,338
Ramaco Resources, Inc., Class A
(b)
....... 52,719 444,948
Ramaco Resources, Inc., Class B, NVS
(a)
.. 10,544 111,872
Schnitzer Steel Industries, Inc., Class A .... 60,644 1,818,714
SunCoke Energy, Inc. ................ 197,728 1,556,119
TimkenSteel Corp.
(a)(b)
................ 101,862 2,197,163
Tredegar Corp. .................... 61,611 410,945
Universal Stainless & Alloy Products, Inc.
(a)
. 19,519 273,461
US Gold Corp.
(a)
................... 19,712 87,719
US Goldmining, Inc., NVS
(a)
............ 4,374 56,600
17,182,675
Mortgage Real Estate Investment Trusts (REITs) — 1.9%
ACRES Commercial Realty Corp.
(a)(b)
..... 18,295 161,728
AFC Gamma, Inc. .................. 38,901 484,317
AG Mortgage Investment Trust, Inc. ...... 48,968 299,684
Angel Oak Mortgage REIT, Inc. ......... 27,684 228,116
Ares Commercial Real Estate Corp. ...... 121,737 1,235,631
Arlington Asset Investment Corp., Class A
(a)
. 63,611 294,519
ARMOUR Residential REIT, Inc. ......... 459,476 2,449,007
Cherry Hill Mortgage Investment Corp. .... 61,515 297,117
Chicago Atlantic Real Estate Finance, Inc. .. 38,657 585,654
Dynex Capital, Inc. .................. 125,924 1,585,383
Ellington Financial, Inc. ............... 152,734 2,107,729
Ellington Residential Mortgage REIT ...... 31,553 227,497
Franklin BSP Realty Trust, Inc. .......... 194,420 2,752,987
Granite Point Mortgage Trust, Inc. ....... 119,386 632,746
Great Ajax Corp. ................... 53,156 325,846
Invesco Mortgage Capital, Inc. .......... 98,051 1,124,645
Lument Finance Trust, Inc. ............ 70,839 134,594
Manhattan Bridge Capital, Inc. .......... 20,482 103,434
Nexpoint Real Estate Finance, Inc. ....... 18,857 293,981
Orchid Island Capital, Inc. ............. 92,662 959,052
Sachem Capital Corp. ................ 99,491 347,224
Seven Hills Realty Trust .............. 30,351 311,401
Western Asset Mortgage Capital Corp. .... 14,308 126,912
17,069,204
Security
Shares
Shares Value
Multi-Utilities — 0.2%
Unitil Corp. ....................... 37,221 $ 1,887,477
Office REITs — 0.6%
City Office REIT, Inc. ................ 91,150 507,705
Creative Media & Community Trust Corp. ... 30,908 154,231
Franklin Street Properties Corp. ......... 229,508 332,787
Office Properties Income Trust .......... 113,370 872,949
Orion Office REIT, Inc. ............... 134,699 890,360
Peakstone Realty Trust, Class E, NVS .... 65,049 1,816,168
Postal Realty Trust, Inc., Class A ........ 44,169 649,726
5,223,926
Oil, Gas & Consumable Fuels — 3.3%
Adams Resources & Energy, Inc. ........ 5,895 207,209
Aemetis, Inc.
(a)(b)
................... 72,553 531,813
American Resources Corp., Class A
(a)(b)
.... 156,933 307,589
Amplify Energy Corp.
(a)(b)
.............. 85,970 582,017
Ardmore Shipping Corp. .............. 95,986 1,185,427
Battalion Oil Corp.
(a)
................. 9,067 51,773
Berry Corp. ....................... 182,708 1,257,031
Centrus Energy Corp., Class A
(a)(b)
....... 22,635 736,996
Clean Energy Technologies, Inc.
(a)
....... 27,652 48,391
Dorian LPG Ltd. .................... 75,187 1,928,547
Empire Petroleum Corp.
(a)
............. 24,055 218,901
Encore Energy Corp.
(a)
............... 331,437 798,763
Energy Fuels, Inc.
(a)(b)
................ 367,751 2,294,766
Epsilon Energy Ltd. ................. 43,527 232,434
Evolution Petroleum Corp. ............. 75,138 606,364
Gevo, Inc.
(a)(b)
..................... 546,791 831,122
Granite Ridge Resources, Inc.
(b)
......... 61,607 408,454
Hallador Energy Co.
(a)(b)
............... 53,760 460,723
Lightbridge Corp.
(a)
.................. 27,313 158,962
NACCO Industries, Inc., Class A ......... 10,028 347,570
NextDecade Corp.
(a)(b)
................ 71,714 588,772
Nordic American Tankers Ltd. .......... 481,470 1,766,995
Overseas Shipholding Group, Inc., Class A
(a)(b)
135,517 565,106
PHX Minerals, Inc., Class A ............ 85,576 266,997
PrimeEnergy Resources Corp.
(a)(b)
........ 1,909 175,685
REX American Resources Corp.
(a)
....... 36,418 1,267,711
Riley Exploration Permian, Inc. .......... 20,856 744,976
Ring Energy, Inc.
(a)(b)
................. 288,773 493,802
SandRidge Energy, Inc. .............. 66,688 1,016,992
SilverBow Resources, Inc.
(a)(b)
.......... 41,655 1,212,994
Stabilis Solutions, Inc.
(a)(b)
............. 7,003 35,225
Teekay Corp.
(a)
.................... 155,983 942,137
Trio Petroleum Corp.
(a)(b)
.............. 9,270 15,481
Uranium Energy Corp.
(a)(b)
............. 859,751 2,923,153
US Energy Corp.
(b)
.................. 16,272 23,106
VAALCO Energy, Inc. ................ 254,051 955,232
Verde Clean Fuels, Inc., Class A
(a)
....... 9,899 64,442
Vertex Energy, Inc.
(a)(b)
............... 159,074 994,212
Vital Energy, Inc.
(a)(b)
................. 39,630 1,789,295
W&T Offshore, Inc.
(a)(b)
............... 231,525 896,002
29,933,167
Paper & Forest Products — 0.2%
(a)
Clearwater Paper Corp. .............. 39,395 1,233,851
Glatfelter Corp. .................... 103,151 311,516
1,545,367
Passenger Airlines — 0.2%
(a)
Blade Air Mobility, Inc., Class A
(b)
........ 136,633 538,334
Hawaiian Holdings, Inc. .............. 119,549 1,287,543
Mesa Air Group, Inc. ................. 82,660 210,783
2,036,660

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products — 0.2%
Honest Co., Inc. (The)
(a)
.............. 154,693 $ 259,884
Lifevantage Corp. .................. 27,608 120,095
Mannatech, Inc. .................... 2,079 25,884
Natural Alternatives International, Inc.
(a)
.... 11,517 85,456
Natural Health Trends Corp. ........... 18,006 98,673
Nature's Sunshine Products, Inc.
(a)
....... 30,771 420,024
Thorne HealthTech, Inc.
(a)
............. 32,542 152,948
United-Guardian, Inc. ................ 7,864 67,001
Upexi, Inc.
(a)(b)
..................... 17,512 39,402
Veru, Inc.
(a)(b)
...................... 154,000 183,260
Zivo Bioscience, Inc.
(a)
............... 4,729 11,444
1,464,071
Pharmaceuticals — 3.9%
Aclaris Therapeutics, Inc.
(a)
............ 162,805 1,688,288
Adial Pharmaceuticals, Inc.
(a)
........... 3,384 704
AN2 Therapeutics, Inc.
(a)
.............. 17,033 144,781
Anebulo Pharmaceuticals, Inc.
(a)
......... 6,651 14,499
ANI Pharmaceuticals, Inc.
(a)
............ 30,255 1,628,627
Aquestive Therapeutics, Inc.
(a)
.......... 96,290 158,879
Assertio Holdings, Inc.
(a)(b)
............. 128,836 698,291
Atea Pharmaceuticals, Inc.
(a)
........... 178,649 668,147
Athira Pharma, Inc.
(a)
................ 76,727 226,345
Biote Corp., Class A
(a)
................ 32,258 218,064
Bright Green Corp.
(a)(b)
............... 139,057 140,448
Cara Therapeutics, Inc.
(a)
............. 109,156 308,911
Citius Pharmaceuticals, Inc.
(a)(b)
......... 286,586 343,903
Clearside Biomedical, Inc.
(a)
............ 130,369 146,013
Clever Leaves Holdings, Inc.
(a)
.......... 10,060 2,037
Cognition Therapeutics, Inc.
(a)(b)
......... 51,427 94,111
Collegium Pharmaceutical, Inc.
(a)(b)
....... 81,232 1,745,676
CorMedix, Inc.
(a)(b)
.................. 104,107 412,784
Cumberland Pharmaceuticals, Inc.
(a)
...... 2,701 3,970
Cymabay Therapeutics, Inc.
(a)
.......... 229,704 2,515,259
Dare Bioscience, Inc.
(a)
............... 194,726 177,220
Durect Corp.
(a)
..................... 56,583 280,086
Edgewise Therapeutics, Inc.
(a)
.......... 100,796 781,169
Enliven Therapeutics, Inc.
(a)(b)
........... 54,839 1,119,264
Esperion Therapeutics, Inc.
(a)
........... 207,435 288,335
Eton Pharmaceuticals, Inc.
(a)(b)
.......... 47,559 165,981
Evolus, Inc.
(a)
..................... 96,437 701,097
Eyenovia, Inc.
(a)(b)
................... 64,814 153,609
EyePoint Pharmaceuticals, Inc.
(a)
........ 61,098 531,553
Fulcrum Therapeutics, Inc.
(a)
........... 133,862 441,745
Harrow Health, Inc.
(a)(b)
............... 61,096 1,163,268
Ikena Oncology, Inc.
(a)(b)
.............. 49,799 326,681
Journey Medical Corp.
(a)(b)
............. 14,319 22,767
Kala Pharmaceuticals, Inc.
(a)
........... 4,559 66,516
Lipocine, Inc.
(a)
.................... 5,066 25,330
Liquidia Corp.
(a)
.................... 111,556 875,715
Longboard Pharmaceuticals, Inc.
(a)
....... 36,266 266,192
Lyra Therapeutics, Inc.
(a)(b)
............. 42,916 176,385
Mallinckrodt plc, NVS
(a)
............... 30,460 35,943
Marinus Pharmaceuticals, Inc.
(a)(b)
........ 116,987 1,270,479
MediWound Ltd.
(a)
.................. 14,269 149,824
Mind Medicine MindMed, Inc.
(a)(b)
........ 88,165 314,749
MyMD Pharmaceuticals, Inc.
(a)(b)
......... 89,580 134,370
NGM Biopharmaceuticals, Inc.
(a)
......... 101,495 262,872
Novan, Inc.
(a)
...................... 64,832 27,878
Nuvation Bio, Inc., Class A
(a)
........... 343,213 617,783
Ocular Therapeutix, Inc.
(a)(b)
............ 183,554 947,139
Ocuphire Pharma, Inc.
(a)(b)
............. 47,422 205,811
Omeros Corp.
(a)(b)
................... 141,832 771,566
Optinose, Inc.
(a)(b)
................... 171,001 210,331
Oramed Pharmaceuticals, Inc.
(a)(b)
........ 90,730 324,813
Security
Shares
Shares Value
Pharmaceuticals (continued)
Paratek Pharmaceuticals, Inc.
(a)
......... 127,109 $ 280,911
Phathom Pharmaceuticals, Inc.
(a)(b)
....... 57,402 821,997
Phibro Animal Health Corp., Class A ...... 47,737 653,997
ProPhase Labs, Inc.
(a)
................ 30,948 224,682
Rain Oncology, Inc.
(a)(b)
............... 39,875 47,850
Relmada Therapeutics, Inc.
(a)
........... 60,027 147,666
Reviva Pharmaceuticals Holdings, Inc.
(a)(b)
.. 31,014 181,742
RVL Pharmaceuticals plc
(a)
............ 112,972 63,276
Scilex Holding Co.(Acquired 01/06/23, cost
$1,421,381)
(a)(b)(c)
................. 135,628 742,228
scPharmaceuticals, Inc.
(a)(b)
............ 67,305 685,838
SCYNEXIS, Inc.
(a)(b)
................. 77,118 227,498
SIGA Technologies, Inc. .............. 107,581 543,284
Tarsus Pharmaceuticals, Inc.
(a)(b)
......... 55,420 1,001,439
Terns Pharmaceuticals, Inc.
(a)(b)
......... 100,898 882,858
TherapeuticsMD, Inc.
(a)
............... 19,955 82,215
Theravance Biopharma, Inc.
(a)(b)
......... 143,942 1,489,800
Theseus Pharmaceuticals, Inc.
(a)(b)
....... 47,148 439,891
Third Harmonic Bio, Inc.
(a)(b)
............ 45,068 216,777
Trevi Therapeutics, Inc.
(a)(b)
............ 96,931 231,665
Verrica Pharmaceuticals, Inc.
(a)(b)
........ 48,757 281,328
WaVe Life Sciences Ltd.
(a)
............. 137,622 500,944
Xeris Biopharma Holdings, Inc.
(a)
........ 310,012 812,231
Zevra Therapeutics, Inc.
(a)(b)
............ 80,884 412,508
34,968,833
Professional Services — 1.8%
Asure Software, Inc.
(a)
................ 39,920 485,427
Barrett Business Services, Inc. .......... 15,697 1,368,778
BGSF, Inc. ....................... 23,476 223,726
BlackSky Technology, Inc., Class A
(a)(b)
..... 276,156 613,066
CRA International, Inc. ............... 15,893 1,621,086
DLH Holdings Corp.
(a)
................ 15,781 161,755
FiscalNote Holdings, Inc., Class A
(a)(b)
..... 145,223 528,612
Forrester Research, Inc.
(a)
............. 27,491 799,713
Franklin Covey Co.
(a)
................ 28,707 1,253,922
Heidrick & Struggles International, Inc. .... 46,284 1,225,138
HireQuest, Inc.
(b)
................... 12,531 326,182
Hudson Global, Inc.
(a)
................ 6,258 139,241
IBEX Holdings Ltd.
(a)
................. 25,557 542,575
Innodata, Inc.
(a)(b)
................... 58,897 667,303
Kelly Services, Inc., Class A, NVS ....... 77,414 1,363,261
Mastech Digital, Inc.
(a)
................ 9,113 90,037
Mistras Group, Inc.
(a)(b)
............... 48,642 375,516
Professional Diversity Network, Inc.
(a)(b)
.... 13,927 61,975
RCM Technologies, Inc.
(a)(b)
............ 15,050 276,920
Red Violet, Inc.
(a)
................... 25,960 533,997
Resources Connection, Inc. ............ 75,841 1,191,462
Skillsoft Corp., Class A
(a)
.............. 186,479 231,234
StarTek, Inc.
(a)
..................... 37,235 108,726
Steel Connect, Inc.
(a)(b)
............... 9,869 82,702
TrueBlue, Inc.
(a)
.................... 71,352 1,263,644
Where Food Comes From, Inc.
(a)
........ 5,545 77,519
Willdan Group, Inc.
(a)(b)
............... 28,385 543,857
16,157,374
Real Estate Management & Development — 0.6%
Altisource Asset Management Corp.
(a)
..... 1,645 92,433
American Realty Investors, Inc.
(a)
........ 3,486 75,925
American Strategic Investment Co.
(a)
...... 411 3,251
AMREP Corp.
(a)(b)
................... 6,057 108,642
Comstock Holding Cos., Inc., Class A
(a)
.... 4,924 20,632
Douglas Elliman, Inc. ................ 189,000 419,580
Fathom Holdings, Inc.
(a)
.............. 20,975 149,761
Forestar Group, Inc.
(a)
................ 43,114 972,221

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Real Estate Management & Development (continued)
FRP Holdings, Inc.
(a)
................. 15,398 $ 886,463
InterGroup Corp. (The)
(a)
.............. 858 30,613
JW Mays, Inc.
(a)
.................... 922 43,177
LuxUrban Hotels, Inc.
(a)(b)
.............. 20,751 65,366
Maui Land & Pineapple Co., Inc.
(a)(b)
...... 17,453 248,531
Rafael Holdings, Inc., Class B
(a)(b)
........ 32,039 66,961
RE/MAX Holdings, Inc., Class A ......... 40,731 784,479
Stratus Properties, Inc. ............... 13,161 345,476
Tejon Ranch Co.
(a)
.................. 48,995 843,204
Transcontinental Realty Investors, Inc.
(a)
... 4,490 164,469
Trinity Place Holdings, Inc.
(a)
........... 19,474 10,516
5,331,700
Residential REITs — 0.3%
Bluerock Homes Trust, Inc., Class A
(a)
..... 7,640 123,310
BRT Apartments Corp. ............... 27,784 550,123
Clipper Realty, Inc. .................. 29,200 165,564
UMH Properties, Inc. ................ 128,861 2,059,199
2,898,196
Retail REITs — 0.7%
CBL & Associates Properties, Inc.
(b)
....... 63,079 1,390,261
NETSTREIT Corp. .................. 143,301 2,560,789
Urstadt Biddle Properties, Inc., Class A .... 66,696 1,417,957
Whitestone REIT ................... 113,810 1,103,957
6,472,964
Semiconductors & Semiconductor Equipment — 3.1%
ACM Research, Inc., Class A
(a)(b)
......... 112,956 1,477,465
Aehr Test Systems
(a)(b)
................ 60,568 2,498,430
Alpha & Omega Semiconductor Ltd.
(a)(b)
.... 54,211 1,778,121
Amtech Systems, Inc.
(a)
............... 26,825 256,447
Atomera, Inc.
(a)(b)
................... 49,451 433,685
AXT, Inc.
(a)
....................... 96,256 331,121
CEVA, Inc.
(a)
...................... 54,280 1,386,854
CVD Equipment Corp.
(a)(b)
............. 14,740 108,634
eMagin Corp.
(a)
.................... 176,482 349,434
Everspin Technologies, Inc.
(a)(b)
.......... 44,402 408,942
GSI Technology, Inc.
(a)(b)
.............. 42,566 235,390
Ichor Holdings Ltd.
(a)(b)
................ 66,668 2,500,050
indie Semiconductor, Inc., Class A
(a)(b)
..... 322,161 3,028,313
inTEST Corp.
(a)(b)
................... 25,125 659,783
Kopin Corp.
(a)(b)
.................... 245,249 527,285
Navitas Semiconductor Corp.
(a)
......... 238,808 2,517,036
NVE Corp. ....................... 11,153 1,086,748
Photronics, Inc.
(a)
................... 142,816 3,683,225
Pixelworks, Inc.
(a)(b)
.................. 126,099 218,151
QuickLogic Corp.
(a)(b)
................. 30,320 278,641
SkyWater Technology, Inc.
(a)
........... 41,032 386,521
SMART Global Holdings, Inc.
(a)(b)
........ 113,081 3,280,480
SPI Energy Co. Ltd.
(a)
................ 41,084 57,518
Transphorm, Inc.
(a)
.................. 62,628 212,935
27,701,209
Software — 3.4%
8x8, Inc.
(a)(b)
....................... 265,653 1,123,712
A10 Networks, Inc. .................. 165,225 2,410,633
American Software, Inc., Class A ........ 74,697 785,066
Applied Digital Corp.
(a)(b)
.............. 160,267 1,498,496
Arteris, Inc.
(a)
...................... 40,389 275,453
AudioEye, Inc.
(a)(b)
.................. 17,157 83,898
AvePoint, Inc., Class A
(a)(b)
............. 359,170 2,068,819
Aware, Inc.
(a)(b)
..................... 29,564 46,711
Bit Digital, Inc.
(a)(b)
................... 169,055 686,363
Cipher Mining, Inc.
(a)(b)
................ 97,470 278,764
Cleanspark, Inc.
(a)
.................. 178,577 766,095
Security
Shares
Shares Value
Software (continued)
CoreCard Corp.
(a)(b)
................. 16,896 $ 428,483
Couchbase, Inc.
(a)
.................. 79,936 1,264,588
CS Disco, Inc.
(a)
.................... 52,864 434,542
CYNGN, Inc.
(a)
..................... 28,805 36,006
Dave, Inc.
(a)
....................... 13,388 71,358
Digimarc Corp.
(a)(b)
.................. 33,496 986,122
Ebix, Inc. ........................ 61,948 1,561,090
eGain Corp.
(a)
..................... 50,119 375,391
Embark Technology, Inc.
(a)
............. 30,956 88,534
Expensify, Inc., Class A
(a)
............. 129,863 1,036,307
Intellicheck, Inc.
(a)(b)
................. 41,992 103,720
Issuer Direct Corp.
(a)
................. 6,643 124,822
Kaltura, Inc.
(a)(b)
.................... 193,409 410,027
LivePerson, Inc.
(a)
.................. 149,887 677,489
LiveVox Holdings, Inc., Class A
(a)
........ 51,903 142,733
Mawson Infrastructure Group, Inc.
(a)
...... 28,252 53,396
Mitek Systems, Inc.
(a)(b)
............... 99,745 1,081,236
Near Intelligence, Inc.
(a)(b)
............. 7,296 10,214
NextNav, Inc.
(a)(b)
................... 126,793 372,771
ON24, Inc. ....................... 76,789 623,527
OneSpan, Inc.
(a)(b)
................... 94,078 1,396,118
Park City Group, Inc.
(b)
............... 28,278 285,325
Porch Group, Inc.
(a)
................. 173,519 239,456
Quantum Computing, Inc.
(a)(b)
........... 65,752 77,587
Rekor Systems, Inc.
(a)(b)
............... 128,360 228,481
Rimini Street, Inc.
(a)(b)
................ 113,868 545,428
Smith Micro Software, Inc.
(a)(b)
.......... 126,279 140,170
SoundHound AI, Inc., Class A
(a)(b)
........ 328,301 1,493,770
SoundThinking, Inc.
(a)(b)
............... 20,903 456,940
SRAX, Inc., NVS
(a)
.................. 49,878 2,993
Synchronoss Technologies, Inc.
(a)
........ 1,342 1,247
Telos Corp.
(a)
...................... 120,790 309,222
Terawulf, Inc.
(a)(b)
................... 118,550 207,463
Upland Software, Inc.
(a)
............... 69,606 250,582
Veritone, Inc.
(a)(b)
................... 61,536 241,221
Viant Technology, Inc., Class A
(a)
......... 33,717 155,435
Weave Communications, Inc.
(a)
......... 76,675 851,859
Xperi, Inc.
(a)
....................... 99,149 1,303,809
Yext, Inc.
(a)
....................... 250,534 2,833,540
30,927,012
Specialized REITs — 0.3%
Farmland Partners, Inc. .............. 118,730 1,449,693
Gladstone Land Corp.
(b)
.............. 78,646 1,279,570
Global Self Storage, Inc. .............. 24,029 121,347
Power REIT
(a)
..................... 581 953
2,851,563
Specialty Retail — 3.1%
1-800-Flowers.com, Inc., Class A
(a)(b)
...... 60,638 472,976
Aaron's Co., Inc. (The) ............... 73,655 1,041,482
America's Car-Mart, Inc.
(a)(b)
............ 13,672 1,364,192
BARK, Inc.
(a)
...................... 254,983 339,127
Barnes & Noble Education, Inc.
(a)
........ 107,856 135,899
Big 5 Sporting Goods Corp. ............ 50,651 463,963
Build-A-Bear Workshop, Inc. ........... 31,021 664,470
Caleres, Inc. ...................... 80,999 1,938,306
CarParts.com, Inc.
(a)
................. 123,736 525,878
Cato Corp. (The), Class A ............. 40,520 325,376
Chico's FAS, Inc.
(a)
.................. 284,171 1,520,315
Children's Place, Inc. (The)
(a)(b)
.......... 27,834 646,027
Citi Trends, Inc.
(a)
................... 18,798 331,973
Conn's, Inc.
(a)
..................... 30,314 112,162
Container Store Group, Inc. (The)
(a)
....... 78,504 246,503
Destination XL Group, Inc.
(a)
........... 136,046 666,625

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Duluth Holdings, Inc., Class B
(a)(b)
........ 31,533 $ 198,027
Envela Corp.
(a)(b)
................... 18,010 132,554
Genesco, Inc.
(a)
.................... 28,162 705,176
GrowGeneration Corp.
(a)(b)
............. 137,207 466,504
Haverty Furniture Cos., Inc. ............ 34,225 1,034,280
Hibbett, Inc. ...................... 29,591 1,073,857
J Jill, Inc.
(a)
....................... 10,572 226,558
JOANN, Inc. ...................... 24,278 21,219
Kirkland's, Inc.
(a)(b)
.................. 24,462 68,249
Lands' End, Inc.
(a)
.................. 35,006 271,647
Lazydays Holdings, Inc.
(a)(b)
............ 29,332 339,078
LL Flooring Holdings, Inc.
(a)
............ 70,476 269,923
Lulu's Fashion Lounge Holdings, Inc.
(a)(b)
... 39,964 101,109
MarineMax, Inc.
(a)
................... 50,091 1,711,109
OneWater Marine, Inc., Class A
(a)
........ 27,152 983,988
PARTS iD, Inc., Class A
(a)
............. 982 409
PetMed Express, Inc. ................ 48,174 664,319
RealReal, Inc. (The)
(a)
................ 217,192 482,166
Rent the Runway, Inc., Class A
(a)(b)
....... 112,032 221,823
RumbleON, Inc., Class B
(a)
............ 24,263 299,891
Shoe Carnival, Inc.
(b)
................ 39,333 923,539
Sleep Number Corp.
(a)(b)
.............. 50,199 1,369,429
Sportsman's Warehouse Holdings, Inc.
(a)
... 89,533 510,338
Stitch Fix, Inc., Class A
(a)(b)
............. 197,025 758,546
Tandy Leather Factory, Inc.
(a)
........... 3,164 13,732
ThredUp, Inc., Class A
(a)(b)
............. 167,444 408,563
Tile Shop Holdings, Inc.
(a)
............. 68,112 377,340
Tilly's, Inc., Class A
(a)
................ 52,066 364,983
Torrid Holdings, Inc.
(a)(b)
............... 28,379 79,745
Winmark Corp. .................... 6,687 2,223,227
Zumiez, Inc.
(a)
..................... 37,318 621,718
27,718,320
Technology Hardware, Storage & Peripherals — 0.3%
AstroNova, Inc.
(a)
................... 15,610 226,345
Boxlight Corp., Class A
(a)
.............. 1 2
CompoSecure, Inc., Class A
(a)
.......... 38,136 261,613
CPI Card Group, Inc.
(a)
............... 9,940 231,105
Eastman Kodak Co.
(a)
................ 132,987 614,400
Immersion Corp. ................... 68,599 485,681
Intevac, Inc.
(a)
..................... 59,394 222,727
Movano, Inc.
(a)(b)
.................... 75,769 82,588
One Stop Systems, Inc.
(a)(b)
............ 39,071 112,134
Quantum Corp.
(a)
................... 169,120 182,650
Sonim Technologies, Inc.
(a)
............ 47,518 54,646
TransAct Technologies, Inc.
(a)
........... 20,648 185,006
Turtle Beach Corp.
(a)(b)
................ 36,526 425,528
3,084,425
Textiles, Apparel & Luxury Goods — 0.4%
Allbirds, Inc., Class A
(a)
............... 221,772 279,433
Crown Crafts, Inc. .................. 21,709 108,762
Culp, Inc.
(a)
....................... 27,249 135,428
Delta Apparel, Inc.
(a)(b)
................ 14,901 156,162
Fossil Group, Inc.
(a)(b)
................ 111,205 285,797
Jerash Holdings US, Inc. .............. 13,718 51,031
Lakeland Industries, Inc.
(b)
............. 16,445 236,644
Movado Group, Inc. ................. 35,886 962,821
PLBY Group, Inc.
(a)
.................. 118,326 198,788
Rocky Brands, Inc. .................. 16,269 341,649
Superior Group of Cos., Inc. ........... 28,308 264,397
Unifi, Inc.
(a)
....................... 33,434 269,812
Vera Bradley, Inc.
(a)
................. 61,314 391,796
Vince Holding Corp.
(a)
................ 9,102 26,487
3,709,007
Security
Shares
Shares Value
Tobacco — 0.1%
Ispire Technology, Inc.
(a)(b)
............. 6,835 $ 62,335
Turning Point Brands, Inc. ............. 40,324 968,179
1,030,514
Trading Companies & Distributors — 1.0%
Alta Equipment Group, Inc., Class A ...... 44,632 773,473
BlueLinx Holdings, Inc.
(a)
.............. 20,417 1,914,706
Distribution Solutions Group, Inc.
(a)
....... 10,588 551,211
DXP Enterprises, Inc.
(a)
............... 33,894 1,234,081
EVI Industries, Inc.
(a)
................. 11,065 243,430
Hudson Technologies, Inc.
(a)(b)
.......... 103,147 992,274
iPower, Inc.
(a)
..................... 1,018 1,120
Karat Packaging, Inc. ................ 13,271 242,196
Mega Matrix Corp.
(a)
................. 55,065 71,584
Titan Machinery, Inc.
(a)
............... 48,302 1,424,909
Transcat, Inc.
(a)(b)
................... 17,230 1,469,891
Willis Lease Finance Corp.
(a)
........... 6,589 257,828
9,176,703
Water Utilities — 0.5%
Artesian Resources Corp., Class A, NVS ... 19,645 927,637
Cadiz, Inc.
(a)(b)
..................... 94,327 382,967
Consolidated Water Co. Ltd. ........... 35,161 851,951
Global Water Resources, Inc. ........... 26,876 340,788
Pure Cycle Corp.
(a)(b)
................. 45,575 501,325
York Water Co. (The) ................ 33,384 1,377,758
4,382,426
Wireless Telecommunication Services — 0.1%
FingerMotion, Inc.
(a)(b)
................ 86,690 259,203
KORE Group Holdings, Inc.
(a)
........... 101,533 123,870
Spok Holdings, Inc. ................. 41,608 552,971
SurgePays, Inc.
(a)(b)
................. 20,133 147,172
1,083,216
Total Common Stocks — 99.7%
(Cost: $1,055,415,722) ........................... 900,562,481
Preferred Stocks
Software — 0.0%
BTCS, Inc.
(a)
...................... 19,145 —
Total Preferred Stocks — 0.0%
(Cost: $–) .................................... —
Rights
Biotechnology — 0.0%
(a)(d)
Contra Aduro Biotech I, CVR ........... 33,109 84,063
Disc Medicine, Inc., CVR
(b)
............ 44,944 1
OncoMed Pharmaceuticals, Inc., CVR ..... 60,904 14,331
Oncternal Therapeutics, Inc., CVR
(b)
...... 1,634 1,675
100,070
Diversified Telecommunication Services — 0.0%
Contra Communications, CVR
(a)(d)
........ 4,194 —
Pharmaceuticals — 0.0%
Contra CVR Catalyst, CVR
(a)
........... 37,156 11,890

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 0.0%
Transphorm, Inc.
(a)
.................. 49,582 $ 380
Total Rights — 0.0%
(Cost: $15,238) ................................ 112,340
Total Long-Term Investments — 99.7%
(Cost: $1,055,430,960) ........................... 900,674,821
Short-Term Securities
Money Market Funds — 15.8%
(e)(f)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.31%
(g)
............ 139,612,146 139,640,069
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.09% .................. 3,448,485 3,448,485
Total Short-Term Securities — 15.8%
(Cost: $143,032,984) ............................. 143,088,554
Total Investments — 115.5%
(Cost: $1,198,463,944 ) ........................... 1,043,763,375
Liabilities in Excess of Other Assets — (15.5)% ........... (140,148,874)
Net Assets — 100.0% ..............................
$ 903,614,501
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $742,228, representing 0.08% of its net assets as of period end, and an original cost of $1,421,381.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 142,621,872 $ — $ (2,964,622)
(a)
$ 3,815 $ (20,996) $ 139,640,069 139,612,146 $ 888,517
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 1,674,220 1,774,265
(a)
— — — 3,448,485 3,448,485 22,563 —
$ 3,815 $ (20,996) $ 143,088,554 $ 911,080 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Micro-Cap ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 36 09/15/23 $ 3,427 $ 75,175
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 899,817,260 $ 745,221 $ — $ 900,562,481
Preferred Stocks ......................................... — — — —
Rights ................................................ 380 11,890 100,070 112,340
Short-Term Securities
Money Market Funds ...................................... 143,088,554 — — 143,088,554
$ 1,042,906,194 $ 757,111 $ 100,070 $ 1,043,763,375
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 75,175 $ — $ — $ 75,175
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust